Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 4,083	$ 3,531
Accounts receivable
Related parties	159	288
Unrelated parties	6,866	8,217
Loans and advances to related parties	349	82
Inventories	5,281	5,251
Deferred income tax		203
Unrealized gains on derivative instruments	322	595
Advances to suppliers	303	393
Recoverable taxes	2,167	2,230
Assets held for sale	187
Others	1,070	946
Total current assets	20,787	21,736
Non-current assets
Property, plant and equipment, net	90,103	88,895
Intangible assets	1,055	1,135
Investments in affiliated companies, joint ventures and others investments	8,173	8,093
Other assets:
Goodwill on acquisition of subsidiaries	2,948	3,026
Loans and advances
Related parties	428	509
Unrelated parties	218	210
Prepaid pension cost	1,939	1,666
Prepaid expenses	363	321
Judicial deposits	1,531	1,464
Recoverable taxes	617	587
Deferred income tax	977	594
Unrealized gains on derivative instruments		60
Deposit on incentive / reinvestiment	207	229
Others	210	203
Total other assets	108,769	106,992
Total	129,556	128,728
Current liabilities
Suppliers	4,481	4,814
Payroll and related charges	994	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	1,503	1,495
Short-term debt	503	22
Loans from related parties	19	24
Provision for income taxes	141	507
Taxes payable and royalties	282	524
Employees postretirement benefits	110	147
Railway sub-concession agreement payable	64	66
Unrealized losses on derivative instruments	142	73
Provisions for asset retirement obligations	41	73
Liabilities associated with assets held for sale	32
Others	908	810
Total current liabilities	9,220	11,043
Non-current liabilities
Employees postretirement benefits	2,446	2,446
Loans from related parties	81	91
Long-term debt	23,432	21,538
Provisions for contingencies (Note 16 (b))	1,748	1,686
Unrealized losses on derivative instruments	908	663
Deferred income tax	4,271	5,654
Provisions for asset retirement obligations	1,773	1,697
Debentures	1,410	1,336
Others	1,948	2,460
Total non-current liabilities	38,017	37,571
Redeemable noncontrolling interest	412	505
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(369)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive loss	(7,698)	(5,673)
Undistributed retained earnings	39,300	41,130
Unappropriated retained earnings	10,973	4,482
Total Company stockholders' equity	80,294	77,715
Noncontrolling interests	1,613	1,894
Total stockholders' equity	81,907	79,609
Total	$ 129,556	$ 128,728

Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	140,857,692	181,099,814
Treasury stock, common shares	71,071,482	86,911,207

Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 10,452	$ 9,642	$ 13,659	$ 20,094	$ 25,402
Aluminum products					383
Revenues from logistic services	408	403	476	811	804
Fertilizer products	923	830	867	1,753	1,654
Others	367	464	343	831	650
Revenues before taxes	12,150	11,339	15,345	23,489	28,893
Taxes on revenues	(257)	(285)	(356)	(542)	(691)
Net operating revenues	11,893	11,054	14,989	22,947	28,202
Operating costs and expenses
Cost of ores and metals sold	(4,568)	(4,256)	(4,361)	(8,824)	(8,462)
Cost of aluminum products					(289)
Cost of logistic services	(331)	(353)	(376)	(684)	(665)
Cost of fertilizer products	(734)	(666)	(676)	(1,400)	(1,321)
Others	(382)	(415)	(308)	(797)	(560)
Total costs	(6,015)	(5,690)	(5,721)	(11,705)	(11,297)
Selling, general and administrative expenses	(615)	(529)	(434)	(1,144)	(853)
Research and development expenses	(359)	(299)	(363)	(658)	(705)
Gain (loss) on sale of assets	(377)			(377)	1,513
Others	(604)	(686)	(724)	(1,290)	(1,144)
Total costs and expenses	(7,970)	(7,204)	(7,242)	(15,174)	(12,486)
Operating income	3,923	3,850	7,747	7,773	15,716
Non-operating income (expenses)
Financial income	120	119	226	239	391
Financial expenses	(559)	(613)	(514)	(1,172)	(1,096)
Gains (losses) on derivatives, net	(416)	296	358	(120)	597
Foreign exchange gains (losses), net	(1,748)	237	501	(1,511)	784
Indexation gains (losses), net	55	190	77	245	(126)
Total non-operating income (expenses)	(2,548)	229	648	(2,319)	550
Income before discontinued operations, income taxes and equity results	1,375	4,079	8,395	5,454	16,266
Income taxes
Current	(25)	(813)	(1,719)	(838)	(3,312)
Deferred
Deferred of period	(151)	260	(688)	109	(472)
Reversal of Deferred Income Tax liabilities (see note 5.a.)	1,236			1,236
Income taxes per consolidated statements of income	1,060	(553)	(2,407)	507	(3,784)
Equity in results of affiliates, joint ventures and other investments	158	243	406	401	686
Net income	2,593	3,769	6,394	6,362	13,168
Losses attributable to noncontrolling interests	(69)	(58)	(58)	(127)	(110)
Net income attributable to the Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.5
Earnings per common share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.5
Earnings per convertible note linked to preferred share (in dollars per share)		$ 0.97	$ 1.71		$ 3.38
Earnings per convertible note linked to common share (in dollars per share)		$ 1.03	$ 1.79		$ 3.53

Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Company's stockholders:
Net income attributable to Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Cumulative translation adjustments	(2,820)	827	1,581	(1,993)	2,768
Available-for-sale securities
Gross balance as of the period/year end	(2)		(13)	(2)	(14)
Tax (expense) benefit			11		11
Unrealized gain (loss) - available-for-sale securities, net	(2)		(2)	(2)	(3)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(69)	136	(195)	67	(12)
Tax (expense) benefit	50	(44)	63	6
Surplus (deficit) accrued pension plan, net	(19)	92	(132)	73	(12)
Cash flow hedge
Gross balance as of the period	(142)	24	138	(118)	152
Tax (expense) benefit	30	(15)	3	15	(6)
Cash flow hedge, net	(112)	9	141	(103)	146
Total comprehensive income (deficit) attributable to Company's stockholders	(291)	4,755	8,040	4,464	16,177
Noncontrolling interests:
Losses attributable to noncontrolling interests	(69)	(58)	(58)	(127)	(110)
Cumulative translation adjustments	24	14	40	38	(14)
Pension plan			5		5
Cash flow hedge					1
Total comprehensive deficit attributable to Noncontrolling interests	(45)	(44)	(13)	(89)	(118)
Total comprehensive income	$ (336)	$ 4,711	$ 8,027	$ 4,375	$ 16,059

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 2,593	$ 3,769	$ 6,394	$ 6,362	$ 13,168
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,084	1,055	979	2,139	1,936
Dividends received	112	60	343	172	593
Equity in results of affiliates, joint ventures and other investments	(158)	(243)	(406)	(401)	(686)
Deferred income taxes	151	(260)	688	(109)	472
Reversal of deferred income tax	(1,236)			(1,236)
Loss on disposal of property, plant and equipment	207	44	19	251	191
Loss (gain) on sale of assets available for sale	377			377	(1,513)
Foreign exchange and indexation gains, net	82	(182)	257	(100)	153
Unrealized derivative losses (gains), net	642	(114)	(230)	528	(442)
Unrealized interest (income) expense, net	(29)	47	(41)	18	(34)
Others	(73)	(38)	(41)	(111)	(78)
Decrease (increase) in assets:
Accounts receivable	425	645	(658)	1,070	(547)
Inventories	292	(445)	(73)	(153)	(816)
Recoverable taxes	(287)	355	(79)	68	(191)
Others	(42)	(21)	(280)	(63)	(80)
Increase (decrease) in liabilities:
Suppliers	92	(391)	246	(299)	403
Payroll and related charges	284	(601)	204	(317)	(152)
Income taxes	(166)	(472)	(24)	(638)	452
Others	29	47	(233)	76	244
Net cash provided by operating activities	4,379	3,255	7,065	7,634	13,073
Cash flows from investing activities:
Short term investments			540		1,793
Loans and advances receivable
Others	8	(38)	(34)	(30)	(177)
Judicial deposits	(76)	(12)	(159)	(88)	(188)
Investments	(53)	(217)	(26)	(270)	(141)
Additions to property, plant and equipment	(3,228)	(2,961)	(3,480)	(6,189)	(6,293)
Proceeds from disposal of investments	366			366	1,081
Net cash used in investing activities	(2,983)	(3,228)	(3,159)	(6,211)	(3,925)
Short-term debt
Additions	21	507	51	528	818
Repayments		(43)	(96)	(43)	(856)
Related parties
Proceeds					19
Repayments					(1)
Third parties
Proceeds	1,809	1,014	268	2,823	871
Repayments	(502)	(63)	(419)	(565)	(1,770)
Transactions of noncontrolling interest	(427)	(76)		(503)
Dividends and interest attributed to Company's stockholders	(3,000)		(2,000)	(3,000)	(3,000)
Dividends and interest attributed to noncontrolling interest	(35)		(60)	(35)	(60)
Net cash provided by (used in) financing activities	(2,134)	1,339	(2,256)	(795)	(3,979)
Increase (decrease) in cash and cash equivalents	(738)	1,366	1,650	628	5,169
Effect of exchange rate changes on cash and cash equivalents	(101)	25	306	(76)	474
Cash and cash equivalents, beginning of period	4,922	3,531	11,271	3,531	7,584
Cash and cash equivalents, end of period	4,083	4,922	13,227	4,083	13,227
Cash paid during the period for:
Interest on short-term debt		(1)	(1)	(1)	(2)
Interest on long-term debt	(350)	(325)	(374)	(675)	(711)
Income tax	(282)	(656)	(1,171)	(938)	(2,136)
Non-cash transactions
Interest capitalized	$ 70	$ 56	$ 69	$ 126	$ 102

Consolidated Statements of Cash Flows (Parenthetical)	Jun. 30, 2012
Condensed Consolidated Statements of Cash Flows
Conversion of mandatorily convertible notes, treasury stock	56,081,560

Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2010			$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644		$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					9
Change in the period						(1,870)				2,768	(3)	(12)	146
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings														2,173
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	13,278														13,278
Remuneration of mandatorily convertible notes
Preferred class A stock															(42)
Common stock															(18)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(2,173)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments	(14)															(14)
Cash flow hedge	1															1
Losses attributable to noncontrolling interests	(110)															(110)
Net income attributable to redeemable noncontrolling interests																133
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837	(2,660)	318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Beginning of the period at Mar. 31, 2011			10,370	16,016	(2,660)	2,188	290	644		934	2	61	(19)	43,189	5,995	2,904
Beginning of the period, shares at Mar. 31, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Change in the period						(1,870)				1,581	(2)	(132)	141
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings														1,202
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	6,452														6,452
Remuneration of mandatorily convertible notes
Preferred class A stock															(24)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(1,202)
Cumulative translation adjustments	40															40
Losses attributable to noncontrolling interests	(58)															(58)
Net income attributable to redeemable noncontrolling interests																65
Dividends and interest attributable to noncontrolling interests																(59)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837		318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)				(5,238)		(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					287
Change in the period						(10)				827		92	9
Transfer from unappropriated retained earnings														877
Net income attributable to the Company's stockholders	3,827														3,827
Remuneration of mandatorily convertible notes
Preferred class A stock															(11)
Common stock															(5)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(877)
Disposals (acquisitions) of noncontrolling interests																(62)
Cumulative translation adjustments	14															14
Losses attributable to noncontrolling interests	(58)															(58)
Net income attributable to redeemable noncontrolling interests																51
Dividends and interest attributable to noncontrolling interests																(4)
Capitalization of stockholders advances																11
Number of shares issued and outstanding:	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
End of the period at Mar. 31, 2012	84,290	82,444	16,728	25,837	(5,662)	(71)			(4,745)	(4,411)		(475)	140	42,007	7,416	1,846
End of the period, shares at Mar. 31, 2012	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)	290	644		(5,238)	1	(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,847
Change in the period						(308)	(290)	(644)		(1,993)	(2)	73	(103)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(1,830)
Net income attributable to the Company's stockholders	6,489														6,489
Remuneration of mandatorily convertible notes
Preferred class A stock															(44)
Common stock															(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															1,830
Disposals (acquisitions) of noncontrolling interests																(267)
Cumulative translation adjustments	38															38
Losses attributable to noncontrolling interests	(127)															(127)
Net income attributable to redeemable noncontrolling interests																93
Dividends and interest attributable to noncontrolling interests																(39)
Capitalization of stockholders advances																21
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	81,907	80,294	16,728	25,837	(4,477)	(369)			(7,698)	(7,231)	(1)	(494)	28	39,300	10,973	1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Beginning of the period at Mar. 31, 2012	84,290	82,444	16,728	25,837	(5,662)	(71)	290	644	(4,745)	(4,411)	1	(475)	140	42,007	7,416	1,846
Beginning of the period, shares at Mar. 31, 2012	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,560
Change in the period						(298)	(290)	(644)		(2,820)	(2)	(19)	(112)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,707)
Net income attributable to the Company's stockholders	2,662														2,662
Remuneration of mandatorily convertible notes
Preferred class A stock															(33)
Common stock															(14)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,707
Disposals (acquisitions) of noncontrolling interests																(205)
Cumulative translation adjustments	24															24
Losses attributable to noncontrolling interests	(69)															(69)
Net income attributable to redeemable noncontrolling interests																42
Dividends and interest attributable to noncontrolling interests																(35)
Capitalization of stockholders advances																10
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	$ 81,907	$ 80,294	$ 16,728	$ 25,837	$ (4,477)	$ (369)			$ (7,698)	$ (7,231)	$ (1)	$ (494)	$ 28	$ 39,300	$ 10,973	$ 1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)

The Company and its operations	6 Months Ended
Jun. 30, 2012
The Company and its operations
The Company and its operations

1                                         The Company and its operations

Vale S.A., (“Vale”, “Company” or “we”) is a limited liability company incorporated in Brazil.  Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

Our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A. - MCR	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd. (see note 5)	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapure	Logistics

Basis of consolidation	6 Months Ended
Jun. 30, 2012
Basis of consolidation
Basis of consolidation

2                                         Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 10).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output.  We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under the Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation	6 Months Ended
Jun. 30, 2012
Basis of presentation
Basis of presentation

3                                         Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended June 30, 2012, March 31, 2012 and June 30, 2011 and six-month ended June 30, 2012 and 2011, prepared in accordance with accounting principles generally accepted in the United States of America (“USGAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“BRGAAP”), and the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”), which are the basis for our annual statutory financial statements, are unaudited. However, in our opinion, these condensed consolidated financial statements includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month periods ended June 30, 2012, and March 31, 2012 and the Six-month period ended June 30, 2012, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2012.

These condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2011, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated into US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at June 30, 2012 and December 31, 2011, were R$1.9893 and R$1.8683, respectively.

Accounting pronouncements	6 Months Ended
Jun. 30, 2012
Accounting pronouncements
Accounting pronouncements

4                                         Accounting pronouncements

Newly issued accounting pronouncements

The Company understands that the recently issued accounting pronouncements that are not effective as of and for the year ending December 31, 2012, are not expected to be relevant for its consolidated financial statements.

Major acquisitions and Disposals	6 Months Ended
Jun. 30, 2012
Major acquisitions and Disposals
Major acquisitions and Disposals

5                                         Major acquisitions and Disposals

a)                        Fertilizer Business

In 2010, through our wholly owned subsidiary Mineração Naque S.A. (“Naque”), we acquired 78.92% of the total capital (being 99.83% the of voting capital) of Vale Fertilizantes S.A. and 100% of the total capital of Vale Fosfatados. In 2011 and beginning of 2012, we concluded several transactions including a public offer to acquire the free floating of Vale Fertilizantes and its delisting which resulted in the current ownership of 100% of the total capital of this subsidiary.

The purchase consideration of the business combination effected in 2010, when control was obtained, amounted to US$5,795. The purchase price allocation exercise was concluded in 2011 and generated a deferred tax liability on the fair value adjustments, determined based on the temporary differences between the accounting basis of those assets and liabilities at fair  values and their tax basis represented by the historical carrying values at the acquired entity. According to current Brazilian tax regulations, goodwill generated in connection with a business combination as well as the fair values of assets and liabilities acquired are only tax deductible post a legal merger between the acquirer and the acquiree.

In June 2012, we have decided to legally merge Naque and Vale Fertilizantes. As a result, the carrying amounts of acquired assets and liabilities accounted for at Naque’s consolidated financial statements, represented by their amortized fair values from acquisition date, became their tax basis.

Therefore, upon concluding the merger, there are no longer differences between tax basis and carrying amounts of the net assets acquired, and consequently there is no longer deferred tax liability amount to be recognized. The outstanding balance of the initially recognized deferred tax liability (accounted for in connection with the purchase accounting) totaling US$ 1,236 was entirely recycled through P&L for the six-month period ended June 30, 2012, in connection with the legal merger of Vale Fertilizantes into Naque.

In addition, Naque was then renamed as Vale Fertilizantes.

b)                        Sale of coal

In June 2012, we have concluded the sale of our thermal coal operations in Colombia to CPC S.A.S., an affiliate of Colombian Natural Resources S.A.S. (“CNR”), a privately held company, which includes future compromises around of US$ 121.

The thermal coal operations in Colombia constitute a fully-integrated mine-railway-port system consisting of a coal mine and a coal deposit; a coal port facility; and an equity participation in a railway connecting the coal mines to the port.

The loss on this transaction, of US$355 was recorded in the income statement in the line “Gain (Loss) on sale of assets”

c)                        Acquisition of EBM shares

Continuing the process of optimization its corporate structure, during 2Q12 Vale acquired additional 10.46% of Empreendimentos Brasileiros de Mineração S. A. (EBM), whose main asset is the participation in Minerações Brasileiras Reunidas S. A., which owns mines sites Itabirito, Vargem Grande and Paraopeba. As a result of the acquisition, we increased our share of the capital of EBM to 96.7% and of MBR to 98.3%, and the amount of US$62 are recognized as a result from operations with non-controlling interest in “Stockholders Equity”.

Income taxes	6 Months Ended
Jun. 30, 2012
Income taxes
Income taxes

6              Income taxes

There were no changes in the rates of taxes in the countries where we operate in the period. The total amount presented as income tax and social contribution results in the financial statements is reconciled with the rates established by law, as follows:

	Three-month period ended (unaudited)
	June 30, 2012			March 31, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	(238)	1,375	2,957	1,122	4,079	7,303	1,092	8,395
Exchange variation (not taxable) or not deductible	—	368	368	—	(200)	(200)	—	71	71
	1,613	130	1,743	2,957	922	3,879	7,303	1,163	8,466

Tax at Brazilian composite rate	(548)	(44)	(592)	(1,006)	(313)	(1,319)	(2,483)	(395)	(2,878)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	—	341	379	—	379	258	—	258
Difference on tax rates of foreign income	—	164	164	—	296	296	—	219	219
Tax incentives	—	—	—	90	—	90	192	—	192
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(46)	(43)	(89)	28	(27)	1	(63)	6	(57)
	(253)	77	(176)	(509)	(44)	(553)	(2,096)	(311)	(2,407)
Reversal of deferred tax (see note 5.a)	1,236	—	1,236	—	—	—	—	—	—
Income tax per consolidated statements of income	983	77	1,060	(509)	(44)	(553)	(2,096)	(311)	(2,407)

	Six-month period ended (unaudited)
	June 30, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,570	884	5,454	11,821	4,445	16,266
Exchange variation (not taxable) or not deductible	—	168	168	—	118	118
	4,570	1,052	5,622	11,821	4,563	16,384

Tax at Brazilian composite rate	(1,554)	(358)	(1,911)	(4,019)	(1,551)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	720	—	720	694	—	694
Difference on tax rates of foreign income	—	460	460	—	967	967
Tax incentives	90	—	90	363	—	363
Other non-taxable, income/non deductible expenses	(18)	(70)	(88)	(50)	(188)	(238)
	(762)	32	(729)	(3,012)	(772)	(3,784)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	474	32	507	(3,012)	(772)	(3,784)

Whereas published on December 31, 2011, there were no changes in tax incentives received by the company.

The Company is subject to revision of income tax by tax authorities for up to five years in companies operating in Brazil, ten years for operations in Indonesia and up to seven years for companies with operations in Canada.

The reconciliation of the beginning and ending balances is as follows: (see note 16(b)) tax — related actions)

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of the period	272	263	2,623	263	2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken	—	—	(3,315)	—	(3,317)
Cumulative translation adjustments	(5)	5	(1)	—	60
End of the period	271	272	372	271	372

Cash and cash equivalents	6 Months Ended
Jun. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

7                                         Cash and cash equivalents

	June 30, 2012	December 31, 2011
	(unaudited)
Cash	1,038	945
Short-term investments	3,045	2,586
	4,083	3,531

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

The increase in cash equivalents during the 2012, is mainly related to the notes issued during the quarter ended June 30, 2012 (note 12).

Inventories	6 Months Ended
Jun. 30, 2012
Inventories
Inventories

8                                         Inventories

	June 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,672	1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
	5,281	5,251

On June 30, 2012 and December 31, 2011 the inventory includes provision for adjustment to market value for the products nickel and manganese in the amount of US$ 14 and US$ 9, respectively.

Assets and liabilities held for sale	6 Months Ended
Jun. 30, 2012
Assets and liabilities held for sale
Assets and liabilities held for sale

9                                         Assets and liabilities held for sale

In July 2012 (subsequent event), we have signed a share purchase agreement to sell our manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$ 160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$ 22 presented in our statement of income as “Gain (Loss) on sale of assets”.

The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkerque, France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

June 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	46
Recoverable taxes	6
Inventories	91
Property, plant and equipment	42
Other	2
Total	187

Liabilities related to assets held for sale
Suppliers	20
Deferred income tax	4
Others	8
Total	32

Investments in affiliated companies and joint ventures	6 Months Ended
Jun. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

10           Investments in affiliated companies and joint ventures

	June 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income (loss) of the			Three-month period ended			Six-month period ended		Three-month period ended			Six-month period ended
	Participation in capital (%)		Net equity	period	June 30, 2012	December 31, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	17	170	173	3	6	15	9	23	26	—	22	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	248	62	126	115	29	2	5	31	8	11	—	20	11	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	198	30	100	78	8	7	8	15	18	10	—	17	10	17
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	119	14	61	80	1	6	15	7	25	18	—	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	6	26	29	(3)	3	(5)	—	(4)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,144	697	626	528	140	209	278	349	485	—	—	225	—	475
Baovale Mineração SA - BAOVALE	50.00	50.00	58	4	29	35	2	—	2	2	4	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	91	1	23	23	—	—	1	—	—	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	115	(18)	51	48	(7)	(2)	—	(9)	(1)	—	—	—	—	—
					1,212	1,109	173	231	319	404	558	65	—	284	65	534
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,258	134	314	282	16	18	18	34	42	—	60	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(195)	(26)	(49)	(43)	(3)	(4)	(4)	(7)	(9)	—	—	—	—	—
					265	239	13	14	14	27	33	—	60	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	299	26	120	144	4	7	1	11	3	—	—	—	—	—
					120	144	4	7	1	11	3	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	467	(6)	233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
					233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	76	4	19	4	1	—	—	1	—	—	—	—	—	—
Others (3)	—	—	—	—	—	1	—	—	—	—	—	—	—	—	—	—
					25	11	1	—	—	1	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	14,418	127	3,172	3,227	—	28	50	28	50	47	—	52	47	52
					3,172	3,227	—	28	50	28	50	47	—	52	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	278	(42)	93	114	(4)	(10)	(2)	(14)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,182	126	560	551	19	40	35	59	71	—	—	7	—	7
					653	665	15	30	33	45	69	—	—	7	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	30	176	161	9	6	7	15	13	—	—	—	—	—
CSP - Companhia Siderurgica do PECEM	50.00	50.00	903	(3)	452	267	(1)	(1)	—	(2)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,623	(317)	1,511	1,607	(46)	(39)	(10)	(85)	(18)	—	—	—	—	—
					2,139	2,035	(38)	(34)	(3)	(72)	(5)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	721	(11)	65	75	(1)	—	—	(1)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	188	(76)	110	145	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Others	—	—	—	—	179	209	1	—	—	1	—	—	—	—	—	—
					354	429	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Total					8,173	8,093	158	243	406	401	686	112	60	343	172	593

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 54 in June 30, 2012 and US$58 in December, 2011.

(3) Available for sale.

Short-term debt	6 Months Ended
Jun. 30, 2012
Short-term debt
Short-term debt
11 Short-term debt Short-term borrowings outstanding on June 30, 2012 are from commercial banks for export financing denominated in US dollars with average annual interest rates of 2,03%.

Long-term debt	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt

12                                  Long-term debt

	Current liabilities		Non-current liabilities
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	788	496	3,588	2,693
Others	54	9	252	52
Fixed Rate Notes
US dollars	—	410	11,378	10,073
EUR	—	—	944	970
Accrued charges	254	221	—	—
	1,096	1,136	16,162	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	321	247	4,895	5,245
Non-convertible debentures	—	—	2,375	2,505
US dollars denominated	—	—	—	—
Accrued charges	85	112	—	—
	406	359	7,270	7,750
Total	1,502	1,495	23,432	21,538

The long-term portion at June 30, 2012 (unaudited) was as follows:

2013	2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
23,432

At June 30, 2012 (unaudited) annual interest rates on long-term debt were as follows:

Up to 3%	4,979
3.1% to 5% (*)	4,551
5.1% to 7%	8,780
7.1% to 9% (**)	4,991
9.1% to 11% (**)	1,105
Over 11% (**)	529
24,935

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 5,879 of which US$ 4,698 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 2.86% per year in US dollars.

The average cost of all derivative transactions is 3.12% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of June 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,030	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	364	364
					2,394	2,531

Long-term portion					2,375	2,505
Accrued charges					19	26
					2,394	2,531

The indexation indices/ rates applied to our debt were as follows (unaudited):

	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	3.0	3.0
IGP-M - General Price Index - Market	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar	(8.6)	2.0	4.2	(6.6)	6.5

On July 10, 2012 (subsequent event) we received the amount related to the issue of €750 (US$ 919) notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at a price of 99.608% of the principal amount.

In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$ 1,250 notes due 2022 that were priced in March at a price of 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas’s US$ 1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were sold at a price of 98.804% of the principal amount.

Credit Lines

In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards.  The agreement provides a credit line of up to US$ 530.  As of June 30, 2012, Vale had drawn US$ 265 under the facility.

In October 2010, we signed an agreement with Export Development Canada (“EDC”) to finance our investment program. Under the agreement, EDC will provide a credit line of up to US$ 1 billion. As of June 30, 2012, Vale had drawn US$ 675.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of June 30, 2012, we had drawn US$ 712 under this facility.

In June 2010, Vale established certain facilities with Banco Nacional de Desenvolvimento Econômico Social (“BNDES”) for a total amount of R$ 774, (US$ 389), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 52). As of June 30, 2012, we had drawn R$ 641 (US$ 322) under these facilities.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (“JBIC”) and US$ 2 billion with Nippon Export and Investment Insurance (“NEXI”), to finance mining projects, logistics and energy generation. Until June 30, 2012, Vale through its subsidiary PT Vale Indonesia Tbk (“PTVI”) withdrew US$ 300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 4 billion) with BNDES to finance its investment program. As of June 30, 2012, Vale withdrew R$ 2,849 (US$ 1,432) in this line.

Revolving credit lines

Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On June 30, 2012, the total amount available under the revolving credit lines was US$3 billion, which can be drawn by Vale S.A., Vale Canada Limited and Vale International.

Guarantee

On June 30, 2012, US$ 1,088 of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of June 30, 2012.

Stockholders' equity	6 Months Ended
Jun. 30, 2012
Stockholders' equity
Stockholders' equity

13                                  Stockholders’ equity

Stockholders

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In April 2012, the Board of Directors approved the payment of interest on capital in the amount of US$ 3 billion, corresponding to US$ 0.588547644 per outstanding share, common or preferred shares, of Vale issuance.

In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion.

Mandatorily convertible

In June 2012, the notes series VALE and VALE.P-2012 were converted into ADS and represent an aggregate of 15,839,592 common shares and 40,241,968 preferred class A shares respectively. The Conversion was made using 56,081,560 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$ (251) was accounted for in additional paid-in capital in the stockholder’s equity.

In May 2012, Vale paid additional remuneration to holders of those mandatorily convertible notes, in the amount of US$ 1.463648 and US$ 1.692869 per note, respectively.

Earnings per share

Earnings per share amounts have been calculated as follows:

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Net income for the period	2,662	3,827	6,452	6,489	13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share

Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Income available to convertible notes linked to preferred	—	35	57	—	118
Income available to convertible notes linked to common	—	14	23	—	47
	2,615	3,811	6,418	6,426	13,218
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Total	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	47,285	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	18,416	18,416	—	18,416
Total	—	65,701	65,701	—	65,701

Total
Earnings per preferred share	0.51	0.74	1.21	1.26	2.50
Earnings per common share	0.51	0.74	1.21	1.26	2.50
Earnings per convertible note linked to preferred	—	0.97	1.71	—	3.38
Earnings per convertible note linked to common share	—	1.03	1.79	—	3.53

The Company does not disclose a calculation for diluted earnings per share because the effect is anti-dilutive.

Pension plans	6 Months Ended
Jun. 30, 2012
Pension plans
Pension plans

14           Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2011, that we expected to contribute US$262 to our defined benefit pension plan in 2012. As of June 30, 2012, total contributions of US$ 151 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Six-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	15	32	17
Interest cost on projected benefit obligation	243	128	52
Expected return on assets	(432)	(128)	—
Amortizations and (gain) / loss	—	22	(4)
Net periodic pension cost (credit)	(174)	54	65

	six-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59

Long-term incentive compensation plan	6 Months Ended
Jun. 30, 2012
Long-term incentive compensation plan
Long-term incentive compensation plan

15           Long-term incentive compensation plan

Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However if, the shares are held for a three-year period and the executive is continually employed by Vale during that period.  The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates, the total shares linked to the plan at June 30, 2012 and December 31, 2011, are 4,879,815 and 3,012,538, respectively.

Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At June 30, 2012, December 31, 2011, we recognized a liability of US$66, US$109, respectively.

Commitments and contingencies	6 Months Ended
Jun. 30, 2012
Commitments and contingencies
Commitments and contingencies

16           Commitments and contingencies

In regards to the construction and installation of our nickel and cobalt processing plant in New Caledonia, we have provided significant guarantees in respect of our financing arrangements which are outlined below.

In connection with the Girardin Act tax - advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from VNC, associated with the Girardin Act lease financing. We also committed that assets associated with the Girardin Act lease financing would be substantially complete by December 31, 2011. In light of the delay in the start-up of the VNC processing facilities, we proposed an extension to the previously agreed substantial completion date of December 31, 2011 to December 31, 2012. The French Government and tax investors have formally agreed to this extension. We believe the likelihood of the guarantee being called upon to be remote.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin Act lease financing, shareholder loans and equity contributions by shareholders to VNC, exceeded $4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached. The put option discussion and decision period was extended to July 31, 2012. In light of the delay in ramping up the Project, we are currently in discussions with Sumic pertaining to a further extension of the put option.

In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of $743 million that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, post-retirement benefits, community service commitments and import and export duties.

We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits is as follows:

	June 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	791	900	751	895
Civil claims	267	199	248	151
Tax - related actions	656	427	654	413
Others	34	5	33	5
	1,748	1,531	1,686	1,464

Labor and social security related actions principally comprise claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

Tax related actions principally comprise challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended June 30, 2012, March 31, 2012 and June 30, 2011, totaled US$ 27, US$ 13 and US$ 130, respectively. Provisions recognized in the three-month periods ended June 30, 2012, March 31, 2012 and June 30, 2011, totaled US$ 224, US$ 99 and US$ 176, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$ 21,318 at June 30, 2012, and for which no provision has been made (December 31, 2011 — US$22,449). The primary reasonably possible tax contingencies refers to tax assessments against us regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed. As at June 30, 2012 the total amount of these debentures was US$ 1,410 (US$ 1,336 in December 31, 2011).

The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

In April 2012 we paid remuneration on these debentures of US$ 6.

Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of period	1,862	1,770	1,368	1,770	1,368
Accretion expense	49	34	30	83	71
Liabilities settled in the current period	—	(4)	(20)	(4)	(30)
Revisions in estimated cash flows	3	29	(10)	32	(73)
Cumulative translation adjustment	(100)	33	42	(67)	74
End of period	1,814	1,862	1,410	1,814	1,410

Current liabilities	41	69	56	41	56
Non-current liabilities	1,773	1,793	1,354	1,773	1,354
Total	1,814	1,862	1,410	1,814	1,410

Other expenses	6 Months Ended
Jun. 30, 2012
Other expenses
Other expenses

17           Other expenses

The income statement line “Other operating expenses” totaled in Three-month period ended US$ 604 in June 30, 2012, US$ 686 in March 31, 2012 and US$ 724 in June 30, 2011 and Six-month period ended US$ 1,290 in June 30, 2012 and 1,144 in June 30, 2011. It includes pre operational expenses US$ 146 in June 30, 2012, US$ 107 in March 31, 2012 and US$ 143 in June 30, 2011 and Six-month period ended US$ 253 in June 30, 2012 and US$ 173 in June 30, 2011, loss of materials US$ 26 in June 30, 2012, US$ 21 in March 31, 2012 and US$ 0 in June 30, 2011 and Six-month period ended US$ 47 in June 30, 2012 and US$ 34 June 30, 2011 and idle capacity and stoppage operations expenses US$ 178 in June 30, 2012, US$ 212 in March 31, 2012 and US$ 202 in June 30, 2011 and Six-month period ended US$ 390 in June 30, 2012 and US$ 304 in June 30, 2011.

Fair value disclosure of financial assets and liabilities	6 Months Ended
Jun. 30, 2012
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

18           Fair value disclosure of financial assets and liabilities

The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and sets out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a)             Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the inherent risks in the inputs to the valuation technique.

These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value are classified and disclosed as follows:

Level 1 — Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 - Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

Level 3 - Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b)             Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at June 30, 2012 and December 31, 2011 are summarized below:

·              Available-for-sale securities

They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available.  When there is no market value, we use inputs other than quoted prices.

·              Derivatives

The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated in. It is also used for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

·              Debentures

The fair value is measured by the market approach method, and the reference price is available on the secondary market.

The tables below presents the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	June 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized gain on derivatives	(728)	(728)	—	(728)
Debentures	(1,410)	(1,410)	—	(1,410)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

c)             Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the three-month period ended June 30, 2012, we have not recognized any impairment for those items.

d)             Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	June 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(24,594)	(26,724)	(20,155)	(6,569)
Perpetual Notes (b)	(81)	(81)	—	(81)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 341 and US$ 333 as of June 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non current liabilities).

Segment and geographical information	6 Months Ended
Jun. 30, 2012
Segment and geographical information
Segment and geographical information

19           Segment and geographical information

The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Three-month period ended (unaudited)
	June 30, 2012						March 31, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345
Cost and expenses	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,455)	(1,359)	(660)	(411)	(250)	(6,135)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)
Research and development	(170)	(122)	(23)	(2)	(42)	(359)	(139)	(96)	(15)	(1)	(48)	(299)	(130)	(98)	(16)	(30)	(89)	(363)
Depreciation, depletion and amortization	(508)	(402)	(114)	(57)	(3)	(1,084)	(506)	(374)	(109)	(64)	(2)	(1,055)	(438)	(350)	(129)	(60)	(2)	(979)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	—	—	—	—	—	—	—	—	—	—	—
Operating income	4,370	(316)	46	(45)	(132)	3,923	4,140	(54)	45	(73)	(208)	3,850	7,665	254	64	(10)	(226)	7,747
Financial Result	(2,504)	41	(57)	(21)	(7)	(2,548)	220	5	4	(9)	9	229	840	(210)	29	(17)	6	648
Equity in results of affiliates and joint ventures and others investments	186	3	—	15	(46)	158	245	34	—	30	(66)	243	339	(2)	—	33	36	406
Income taxes	(164)	14	1,209	3	(2)	1,060	(504)	(15)	(11)	(19)	(4)	(553)	(2,120)	(228)	(57)	(2)	—	(2,407)
Noncontrolling interests	24	54	(25)	—	16	69	14	59	(18)	—	3	58	1	33	(1)	—	25	58
Net income attributable to the Company’s stockholders	1,912	(204)	1,173	(48)	(171)	2,662	4,115	29	20	(71)	(266)	3,827	6,725	(153)	35	4	(159)	6,452

Sales classified by geographic destination:
Foreign market
America, except United States	207	256	17	—	4	484	183	254	13	36	11	497	298	258	2	—	—	558
United States	54	344	12	—	—	410	29	356	22	—	1	408	5	400	1	—	—	406
Europe	1,799	475	37	—	10	2,321	1,357	475	44	—	13	1,889	2,415	601	41	—	11	3,068
Middle East/Africa/Oceania	373	19	1	—	—	393	315	52	—	—	—	367	361	55	—	—	—	416
Japan	1,067	202	—	—	4	1,273	1,183	150	—	—	2	1,335	1,488	299	—	—	2	1,789
China	3,538	264	—	—	—	3,802	3,395	156	—	—	—	3,551	4,680	325	—	—	—	5,005
Asia, other than Japan and China	921	219	15	—	—	1,155	660	263	16	—	2	941	899	290	8	—	1	1,198
Brazil	975	2	841	408	86	2,312	1,118	69	734	367	63	2,351	1,536	2	815	476	76	2,905
	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345

Results by segment

	Six-month period ended (unaudited)
	June 30, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893
Cost and expenses	(6,964)	(2,932)	(1,400)	(805)	(441)	(12,542)	(6,483)	(3,062)	(1,302)	(686)	(516)	(12,049)
Research and development	(309)	(218)	(38)	(3)	(90)	(658)	(242)	(172)	(34)	(51)	(206)	(705)
Depreciation, depletion and amortization	(1,014)	(776)	(223)	(121)	(5)	(2,139)	(872)	(707)	(246)	(104)	(7)	(1,936)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	8,510	(370)	91	(118)	(340)	7,773	13,604	2,551	72	(37)	(474)	15,716
Financial Result	(2,284)	46	(53)	(30)	2	(2,319)	805	(237)	44	(36)	(26)	550
Equity in results of affiliates and joint ventures and others investments	431	37	—	45	(112)	401	597	(5)	—	69	25	686
Income taxes	(668)	(1)	1,198	(16)	(6)	507	(3,101)	(629)	(54)	—	—	(3,784)
Noncontrolling interests	38	113	(43)	—	19	127	3	47	3	—	57	110
Net income attributable to the Company’s stockholders	6,027	(175)	1,193	(119)	(437)	6,489	11,908	1,727	65	(4)	(418)	13,278

Sales classified by geographic destination:
Foreign market
America, except United States	390	510	30	36	15	981	545	720	20	—	—	1,285
United States	83	700	34	—	1	818	10	869	1	—	2	882
Europe	3,156	950	81	—	23	4,210	4,440	1,174	60	—	29	5,703
Middle East/Africa/Oceania	688	71	1	—	—	760	798	73	—	—	1	872
Japan	2,250	352	—	—	6	2,608	2,620	674	—	—	4	3,298
China	6,933	420	—	—	—	7,353	8,338	656	—	—	35	9,029
Asia, other than Japan and China	1,581	482	31	—	2	2,096	1,670	695	16	—	1	2,382
Brazil	2,093	71	1,575	775	149	4,663	2,780	118	1,557	804	183	5,442
	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in March 31, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,987	(78)	5,909	(2,147)	3,762	(373)	3,389	34,950	1,678	114
Pellets	1,698	(71)	1,627	(745)	882	(55)	827	2,100	97	1,265
Manganese	42	(2)	40	(32)	8	(4)	4	85	—	—
Ferroalloys	124	(12)	112	(110)	2	(15)	(13)	257	—	—
Coal	389	—	389	(397)	(8)	(59)	(67)	4,470	108	254
	8,240	(163)	8,077	(3,431)	4,646	(506)	4,140	41,862	1,883	1,633
Base Metals
Nickel and other products (a)	1,555	—	1,555	(1,242)	313	(355)	(42)	29,742	552	20
Copper (b)	220	—	220	(213)	7	(19)	(12)	4,418	235	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,578
	1,775	—	1,775	(1,455)	320	(374)	(54)	34,160	787	3,832
Fertilizers
Potash	70	(4)	66	(52)	14	(6)	8	2,369	20	—
Phosphates	548	(18)	530	(409)	121	(74)	47	7,043	73	—
Nitrogen	192	(24)	168	(165)	3	(29)	(26)	447	7	—
Others fertilizers products	19	(3)	16	—	16	—	16	315	1	—
	829	(49)	780	(626)	154	(109)	45	10,174	101	—

Logistics
Railroads	265	(52)	213	(239)	(26)	(48)	(74)	1,395	20	600
Ports	138	(15)	123	(106)	17	(16)	1	621	46	106
Ships	—	—	—	—	—	—	—	2,163	—	—
	403	(67)	336	(345)	(9)	(64)	(73)	4,179	66	706
Others	92	(6)	86	(292)	(206)	(2)	(208)	2,156	124	2,596
	11,339	(285)	11,054	(6,149)	4,905	(1,055)	3,850	92,531	2,961	8,767

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (a)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper (b)	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,492	(136)	12,356	(4,419)	7,937	(756)	7,181	33,757	2,841	106
Pellets	3,659	(127)	3,532	(1,469)	2,063	(120)	1,943	2,099	260	1,106
Manganese	105	(3)	102	(89)	13	(7)	6	77	6	—
Ferroalloys	253	(24)	229	(207)	22	(31)	(9)	173	116	—
Coal	665	—	665	(799)	(134)	(100)	(234)	4,115	550	265
	17,174	(290)	16,884	(6,983)	9,901	(1,014)	8,887	40,221	3,773	1,477
Base Metals
Nickel and other products (a)	3,099	—	3,099	(2,714)	385	(740)	(355)	29,498	1,227	25
Copper (b)	457	(2)	455	(434)	21	(36)	(15)	4,374	526	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	3,556	(2)	3,554	(3,148)	406	(776)	(370)	33,872	1,753	3,550
Fertilizers
Potash	151	(10)	141	(119)	22	(15)	7	1,425	63	—
Phosphates	1,178	(38)	1,140	(917)	223	(157)	66	7,536	93	—
Nitrogen	385	(50)	335	(299)	36	(51)	(15)	532	7	—
Others fertilizers products	38	(5)	33	—	33	—	33	338	1	—
	1,752	(103)	1,649	(1,335)	314	(223)	91	9,831	164	—

Logistics
Railroads	559	(95)	464	(509)	(45)	(92)	(137)	1,340	33	560
Ports	252	(26)	226	(178)	48	(29)	19	594	61	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	811	(121)	690	(687)	3	(121)	(118)	4,279	222	653
Others	196	(26)	170	(505)	(335)	(5)	(340)	1,900	277	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	23,489	(542)	22,947	(13,035)	9,912	(2,139)	7,773	90,103	6,189	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	16,389	(244)	16,145	(3,893)	12,252	(704)	11,548	33,602	2,436	123
Pellets	4,000	(134)	3,866	(1,618)	2,248	(67)	2,181	2,678	353	1,093
Manganese	95	(4)	91	(69)	22	(9)	13	25	1	—
Ferroalloys	307	(27)	280	(207)	73	(27)	46	321	21	—
Coal	410	—	410	(529)	(119)	(65)	(184)	3,686	606	262
	21,201	(409)	20,792	(6,316)	14,476	(872)	13,604	40,312	3,417	1,478
Base Metals
Nickel and other products (a)	4,081	—	4,081	(2,561)	1,520	(664)	856	29,801	984	13
Copper (b)	515	(18)	497	(346)	151	(42)	109	4,206	518	133
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,686
	4,979	(23)	4,956	(3,211)	1,745	(707)	1,038	34,007	1,518	3,832
Fertilizers
Potash	130	(7)	123	(135)	(12)	(25)	(37)	1,846	300	—
Phosphates	1,122	(50)	1,072	(812)	260	(149)	111	7,132	223	—
Nitrogen	366	(48)	318	(278)	40	(72)	(32)	1,592	45	—
Others fertilizers products	36	(6)	30	—	30	—	30	—	—	—
	1,654	(111)	1,543	(1,225)	318	(246)	72	10,570	568	—

Logistics
Railroads	607	(99)	508	(474)	34	(82)	(48)	1,464	102	565
Ports	197	(23)	174	(141)	33	(22)	11	739	60	—
Ships	—	—	—	—	—	—	—	1,482	163	141
	804	(122)	682	(615)	67	(104)	(37)	3,685	325	706
Others	255	(26)	229	(696)	(467)	(7)	(474)	3,103	465	2,536
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	28,893	(691)	28,202	(10,550)	17,652	(1,936)	15,716	91,677	6,293	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Derivative financial instruments	6 Months Ended
Jun. 30, 2012
Derivative financial instruments
Derivative financial instruments

20           Derivative financial instruments

Risk management policy

Vale considers that the effective management of risks is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company’s risk management. It’s also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

The Company may, when necessary, allocate specific risk limits to management activities that need them, including but not limited to, market risk limit, corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

Vale is exposed to the behavior of various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow, and ensuring strategies adherence to the proposed objectives.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

· Interest rates;

· Foreign exchange and;

· Product prices and input costs

Foreign exchange rate and interest rate risk

Vale’s cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian real and the Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.

For hedging revenues, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

Vale implemented hedge transactions to protect its cash flow against the market risks that arises from its debt obligations — mainly currency volatility. We use swap transactions to convert debt linked to Brazilian real into US dollar that have similar - or sometimes shorter - settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions.

Swaps with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

Vale is also exposed to several market risks associated with commodities prices volatility. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

The cash flow of the Company is also exposed to market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

Vale’s wholly-owned subsidiary Vale Canada limited has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At June 30, 2012, Vale had outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	June 30, 2012 (unaudited)		December 31, 2011		June 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	205	—	410	60	85	793	49	590
EuroBond Swap	—	—	—	—	5	45	4	32
Pre Dollar Swap	17	—	19	—	—	50	—	41
Treasury future	—	—	—	—	—	—	5	—
	222	—	429	60	90	888	58	663
Commodities price risk
Nickel
Fixed price program	4	—	1	—	—	—	1	—
Bunker Oil Hedge	—	—	4	—	—	—	—	—
	4	—	5	—	—	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	13	—	—	—
Strategic Nickel	96	—	161	—	8	20	—	—
Foreign exchange cash flow hedge	—	—	—	—	31	—	14	—
	96	—	161	—	52	20	14	—
Total	322	—	595	60	142	908	73	663

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(407)	208	389	(199)	564	(180)	(129)	(112)	(309)	(160)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	2	—	—	—	—	—
EuroBond Swap	(36)	19	11	(17)	53	—	4	—	4	—	—	—	—	—	—
Pre Dollar Swap	(16)	12	6	(4)	8	(5)	(4)	—	(9)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	(47)	—	(47)	—	—	—	—	—	—	—	—	—	—
South African Rande Forward	—	—	2	—	2	—	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	9	—	9	—	—	(3)	—	(3)	—	—	—	—	—	—
	(459)	248	361	(211)	580	(185)	(132)	(111)	(317)	(160)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	(4)	12	4	25	(5)	6	(19)	1	(20)	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil Hedge	—	—	2	—	34	—	(4)	(15)	(4)	(23)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	8	(4)	14	4	74	(5)	2	(34)	(3)	(32)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—	—	(13)	—	—	(13)	—
Aluminum	—	—	—	—	—	—	—	—	—	50	—	—	4	—	4
Strategic Nickel	35	52	(17)	87	(50)	(36)	(52)	17	(88)	(13)	(21)	(43)	137	(64)	128
Foreign exchange cash flow hedge	—	—	—	—	—	—	—	—	—	—	(78)	52	—	(26)	14
	35	52	(17)	87	(50)	(36)	(52)	17	(88)	37	(112)	9	141	(103)	146
Total	(416)	296	358	(120)	597	(226)	(182)	(128)	(408)	(155)	(112)	9	141	(103)	146

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates / Currencies	December 2019
Bunker Oil	December 2012
Nickel	December 2012

Board of Directors, Fiscal Council, Advisory committees and Executive Officers	6 Months Ended
Jun. 30, 2012
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

21           Board of Directors, Fiscal Council, Advisory committees and Executive Officers

BOARD OF DIRECTORS	Governance and Sustainability Committee
Gilmar Dalilo Cezar Wanderley
Ricardo José da Costa Flores	Renato da Cruz Gomes
Chairman	Ricardo Simonsen

Mário da Silveira Teixeira Júnior	Fiscal Council
Vice-President
Marcelo Amaral Moraes
Fuminobu Kawashima	Chairman
José Mauro Mettrau Carneiro da Cunha
José Ricardo Sasseron	Aníbal Moreira dos Santos
Luciano Galvão Coutinho	Antonio Henrique Pinheiro Silveira
Nelson Henrique Barbosa Filho	Arnaldo José Vollet
Oscar Augusto de Camargo Filho
Paulo Soares de Souza	Alternate
Renato da Cruz Gomes	Cícero da Silva
Robson Rocha	Oswaldo Mário Pêgo de Amorim Azevedo
Paulo Fontoura Valle
Alternate

Deli Soares Pereira	Executive Officers
Eduardo de Oliveira Rodrigues Filho
Eustáquio Wagner Guimarães Gomes	Murilo Pinto de Oliveira Ferreira
Hajime Tonoki	President & CEO
Luiz Carlos de Freitas
Luiz Maurício Leuzinger	Vânia Lucia Chaves Somavilla
Marco Geovanne Tobias da Silva	Executive Director, HR, Health & Safety, Sustainability and Energy
Paulo Sergio Moreira da Fonseca
Raimundo Nonato Alves Amorim
Sandro Kohler Marcondes	Tito Botelho Martins
Chief Financial Officer
Advisory Committees of the Board of Directors
Roger Allan Downey
Controlling Committee	Executive Director, Fertilizers and Coal
Luiz Carlos de Freitas
Paulo Ricardo Ultra Soares	José Carlos Martins
Paulo Roberto Ferreira de Medeiros	Executive Director, Ferrous and Strategy

Executive Development Committee	Galib Abrahão Chaim
José Ricardo Sasseron	Executive Director, Capital Projects Implementation
Luiz Maurício Leuzinger
Oscar Augusto de Camargo Filho	Humberto Ramos de Freitas
Executive Director, Logistics and Mineral Research
Strategic Committee
Murilo Pinto de Oliveira Ferreira	Gerd Peter Poppinga
Luciano Galvão Coutinho	Executive Director, Base Metals and IT
Mário da Silveira Teixeira Júnior
Oscar Augusto de Camargo Filho
Ricardo José da Costa Flores	Marcus Vinicius Dias Severini
Chief Officer of Accounting and Control Department
Finance Committee
Tito Botelho Martins	Vera Lucia de Almeida Pereira Elias
Eduardo de Oliveira Rodrigues Filho	Chief Accountant
Luciana Freitas Rodrigues	CRC-RJ - 043059/O-8
Luiz Maurício Leuzinger

Basis of consolidation (Policies)	6 Months Ended
Jun. 30, 2012
Basis of consolidation
Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 10).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output.  We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under the Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation (Policies)	6 Months Ended
Jun. 30, 2012
Basis of presentation
Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended June 30, 2012, March 31, 2012 and June 30, 2011 and six-month ended June 30, 2012 and 2011, prepared in accordance with accounting principles generally accepted in the United States of America (“USGAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“BRGAAP”), and the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”), which are the basis for our annual statutory financial statements, are unaudited. However, in our opinion, these condensed consolidated financial statements includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month periods ended June 30, 2012, and March 31, 2012 and the Six-month period ended June 30, 2012, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2012.

These condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2011, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated into US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at June 30, 2012 and December 31, 2011, were R$1.9893 and R$1.8683, respectively.

The Company and its operations (Tables)	6 Months Ended
Jun. 30, 2012
The Company and its operations
Principal consolidated operating subsidiaries

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A. - MCR	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd. (see note 5)	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapure	Logistics

Income taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	June 30, 2012			March 31, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	(238)	1,375	2,957	1,122	4,079	7,303	1,092	8,395
Exchange variation (not taxable) or not deductible	—	368	368	—	(200)	(200)	—	71	71
	1,613	130	1,743	2,957	922	3,879	7,303	1,163	8,466

Tax at Brazilian composite rate	(548)	(44)	(592)	(1,006)	(313)	(1,319)	(2,483)	(395)	(2,878)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	—	341	379	—	379	258	—	258
Difference on tax rates of foreign income	—	164	164	—	296	296	—	219	219
Tax incentives	—	—	—	90	—	90	192	—	192
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(46)	(43)	(89)	28	(27)	1	(63)	6	(57)
	(253)	77	(176)	(509)	(44)	(553)	(2,096)	(311)	(2,407)
Reversal of deferred tax (see note 5.a)	1,236	—	1,236	—	—	—	—	—	—
Income tax per consolidated statements of income	983	77	1,060	(509)	(44)	(553)	(2,096)	(311)	(2,407)

	Six-month period ended (unaudited)
	June 30, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,570	884	5,454	11,821	4,445	16,266
Exchange variation (not taxable) or not deductible	—	168	168	—	118	118
	4,570	1,052	5,622	11,821	4,563	16,384

Tax at Brazilian composite rate	(1,554)	(358)	(1,911)	(4,019)	(1,551)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	720	—	720	694	—	694
Difference on tax rates of foreign income	—	460	460	—	967	967
Tax incentives	90	—	90	363	—	363
Other non-taxable, income/non deductible expenses	(18)	(70)	(88)	(50)	(188)	(238)
	(762)	32	(729)	(3,012)	(772)	(3,784)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	474	32	507	(3,012)	(772)	(3,784)

Reconciliation of amounts due to uncertainty in income taxes

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of the period	272	263	2,623	263	2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken	—	—	(3,315)	—	(3,317)
Cumulative translation adjustments	(5)	5	(1)	—	60
End of the period	271	272	372	271	372

Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

	June 30, 2012	December 31, 2011
	(unaudited)
Cash	1,038	945
Short-term investments	3,045	2,586
	4,083	3,531

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories
Inventories

	June 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,672	1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
	5,281	5,251

Assets and liabilities held for sale (Tables)	6 Months Ended
Jun. 30, 2012
Assets and liabilities held for sale
Assets held for sale and liabilities associated with assets held for sale

June 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	46
Recoverable taxes	6
Inventories	91
Property, plant and equipment	42
Other	2
Total	187

Liabilities related to assets held for sale
Suppliers	20
Deferred income tax	4
Others	8
Total	32

Investments in affiliated companies and joint ventures (Tables)	6 Months Ended
Jun. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	June 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income (loss) of the			Three-month period ended			Six-month period ended		Three-month period ended			Six-month period ended
	Participation in capital (%)		Net equity	period	June 30, 2012	December 31, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	17	170	173	3	6	15	9	23	26	—	22	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	248	62	126	115	29	2	5	31	8	11	—	20	11	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	198	30	100	78	8	7	8	15	18	10	—	17	10	17
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	119	14	61	80	1	6	15	7	25	18	—	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	6	26	29	(3)	3	(5)	—	(4)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,144	697	626	528	140	209	278	349	485	—	—	225	—	475
Baovale Mineração SA - BAOVALE	50.00	50.00	58	4	29	35	2	—	2	2	4	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	91	1	23	23	—	—	1	—	—	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	115	(18)	51	48	(7)	(2)	—	(9)	(1)	—	—	—	—	—
					1,212	1,109	173	231	319	404	558	65	—	284	65	534
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,258	134	314	282	16	18	18	34	42	—	60	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(195)	(26)	(49)	(43)	(3)	(4)	(4)	(7)	(9)	—	—	—	—	—
					265	239	13	14	14	27	33	—	60	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	299	26	120	144	4	7	1	11	3	—	—	—	—	—
					120	144	4	7	1	11	3	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	467	(6)	233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
					233	234	(2)	(1)	(2)	(3)	(7)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	76	4	19	4	1	—	—	1	—	—	—	—	—	—
Others (3)	—	—	—	—	—	1	—	—	—	—	—	—	—	—	—	—
					25	11	1	—	—	1	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	14,418	127	3,172	3,227	—	28	50	28	50	47	—	52	47	52
					3,172	3,227	—	28	50	28	50	47	—	52	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	278	(42)	93	114	(4)	(10)	(2)	(14)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,182	126	560	551	19	40	35	59	71	—	—	7	—	7
					653	665	15	30	33	45	69	—	—	7	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	30	176	161	9	6	7	15	13	—	—	—	—	—
CSP - Companhia Siderurgica do PECEM	50.00	50.00	903	(3)	452	267	(1)	(1)	—	(2)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,623	(317)	1,511	1,607	(46)	(39)	(10)	(85)	(18)	—	—	—	—	—
					2,139	2,035	(38)	(34)	(3)	(72)	(5)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	721	(11)	65	75	(1)	—	—	(1)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	188	(76)	110	145	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Others	—	—	—	—	179	209	1	—	—	1	—	—	—	—	—	—
					354	429	(8)	(32)	(6)	(40)	(15)	—	—	—	—	—
Total					8,173	8,093	158	243	406	401	686	112	60	343	172	593

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 54 in June 30, 2012 and US$58 in December, 2011.

(3) Available for sale.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	788	496	3,588	2,693
Others	54	9	252	52
Fixed Rate Notes
US dollars	—	410	11,378	10,073
EUR	—	—	944	970
Accrued charges	254	221	—	—
	1,096	1,136	16,162	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	321	247	4,895	5,245
Non-convertible debentures	—	—	2,375	2,505
US dollars denominated	—	—	—	—
Accrued charges	85	112	—	—
	406	359	7,270	7,750
Total	1,502	1,495	23,432	21,538

Maturities of Long-term Debt

2013	2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
23,432

Annual interest rates on long-term debt

Up to 3%	4,979
3.1% to 5% (*)	4,551
5.1% to 7%	8,780
7.1% to 9% (**)	4,991
9.1% to 11% (**)	1,105
Over 11% (**)	529
24,935

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 5,879 of which US$ 4,698 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 2.86% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of June 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,030	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	364	364
					2,394	2,531

Long-term portion					2,375	2,505
Accrued charges					19	26
					2,394	2,531

Indexation rates applied to debt

	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	3.0	3.0
IGP-M - General Price Index - Market	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar	(8.6)	2.0	4.2	(6.6)	6.5

Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' equity
Basic and diluted earnings per share

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Net income for the period	2,662	3,827	6,452	6,489	13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share

Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Income available to convertible notes linked to preferred	—	35	57	—	118
Income available to convertible notes linked to common	—	14	23	—	47
	2,615	3,811	6,418	6,426	13,218
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Total	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	47,285	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	18,416	18,416	—	18,416
Total	—	65,701	65,701	—	65,701

Total
Earnings per preferred share	0.51	0.74	1.21	1.26	2.50
Earnings per common share	0.51	0.74	1.21	1.26	2.50
Earnings per convertible note linked to preferred	—	0.97	1.71	—	3.38
Earnings per convertible note linked to common share	—	1.03	1.79	—	3.53

Pension plans (Tables)	6 Months Ended
Jun. 30, 2012
Pension plans
Pension costs

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Six-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	15	32	17
Interest cost on projected benefit obligation	243	128	52
Expected return on assets	(432)	(128)	—
Amortizations and (gain) / loss	—	22	(4)
Net periodic pension cost (credit)	(174)	54	65

	six-month period ended in June 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59

Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	June 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	791	900	751	895
Civil claims	267	199	248	151
Tax - related actions	656	427	654	413
Others	34	5	33	5
	1,748	1,531	1,686	1,464

Changes in the provisions for asset retirement obligations

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of period	1,862	1,770	1,368	1,770	1,368
Accretion expense	49	34	30	83	71
Liabilities settled in the current period	—	(4)	(20)	(4)	(30)
Revisions in estimated cash flows	3	29	(10)	32	(73)
Cumulative translation adjustment	(100)	33	42	(67)	74
End of period	1,814	1,862	1,410	1,814	1,410

Current liabilities	41	69	56	41	56
Non-current liabilities	1,773	1,793	1,354	1,773	1,354
Total	1,814	1,862	1,410	1,814	1,410

Fair value disclosure of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	June 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized gain on derivatives	(728)	(728)	—	(728)
Debentures	(1,410)	(1,410)	—	(1,410)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

Estimated fair value measurement

	June 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(24,594)	(26,724)	(20,155)	(6,569)
Perpetual Notes (b)	(81)	(81)	—	(81)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 341 and US$ 333 as of June 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non current liabilities).

Segment and geographical information (Tables)	6 Months Ended
Jun. 30, 2012
Segment and geographical information
Schedule of performance by each segment

	Three-month period ended (unaudited)
	June 30, 2012						March 31, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345
Cost and expenses	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,455)	(1,359)	(660)	(411)	(250)	(6,135)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)
Research and development	(170)	(122)	(23)	(2)	(42)	(359)	(139)	(96)	(15)	(1)	(48)	(299)	(130)	(98)	(16)	(30)	(89)	(363)
Depreciation, depletion and amortization	(508)	(402)	(114)	(57)	(3)	(1,084)	(506)	(374)	(109)	(64)	(2)	(1,055)	(438)	(350)	(129)	(60)	(2)	(979)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	—	—	—	—	—	—	—	—	—	—	—
Operating income	4,370	(316)	46	(45)	(132)	3,923	4,140	(54)	45	(73)	(208)	3,850	7,665	254	64	(10)	(226)	7,747
Financial Result	(2,504)	41	(57)	(21)	(7)	(2,548)	220	5	4	(9)	9	229	840	(210)	29	(17)	6	648
Equity in results of affiliates and joint ventures and others investments	186	3	—	15	(46)	158	245	34	—	30	(66)	243	339	(2)	—	33	36	406
Income taxes	(164)	14	1,209	3	(2)	1,060	(504)	(15)	(11)	(19)	(4)	(553)	(2,120)	(228)	(57)	(2)	—	(2,407)
Noncontrolling interests	24	54	(25)	—	16	69	14	59	(18)	—	3	58	1	33	(1)	—	25	58
Net income attributable to the Company’s stockholders	1,912	(204)	1,173	(48)	(171)	2,662	4,115	29	20	(71)	(266)	3,827	6,725	(153)	35	4	(159)	6,452

Sales classified by geographic destination:
Foreign market
America, except United States	207	256	17	—	4	484	183	254	13	36	11	497	298	258	2	—	—	558
United States	54	344	12	—	—	410	29	356	22	—	1	408	5	400	1	—	—	406
Europe	1,799	475	37	—	10	2,321	1,357	475	44	—	13	1,889	2,415	601	41	—	11	3,068
Middle East/Africa/Oceania	373	19	1	—	—	393	315	52	—	—	—	367	361	55	—	—	—	416
Japan	1,067	202	—	—	4	1,273	1,183	150	—	—	2	1,335	1,488	299	—	—	2	1,789
China	3,538	264	—	—	—	3,802	3,395	156	—	—	—	3,551	4,680	325	—	—	—	5,005
Asia, other than Japan and China	921	219	15	—	—	1,155	660	263	16	—	2	941	899	290	8	—	1	1,198
Brazil	975	2	841	408	86	2,312	1,118	69	734	367	63	2,351	1,536	2	815	476	76	2,905
	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345

Results by segment

	Six-month period ended (unaudited)
	June 30, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893
Cost and expenses	(6,964)	(2,932)	(1,400)	(805)	(441)	(12,542)	(6,483)	(3,062)	(1,302)	(686)	(516)	(12,049)
Research and development	(309)	(218)	(38)	(3)	(90)	(658)	(242)	(172)	(34)	(51)	(206)	(705)
Depreciation, depletion and amortization	(1,014)	(776)	(223)	(121)	(5)	(2,139)	(872)	(707)	(246)	(104)	(7)	(1,936)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	8,510	(370)	91	(118)	(340)	7,773	13,604	2,551	72	(37)	(474)	15,716
Financial Result	(2,284)	46	(53)	(30)	2	(2,319)	805	(237)	44	(36)	(26)	550
Equity in results of affiliates and joint ventures and others investments	431	37	—	45	(112)	401	597	(5)	—	69	25	686
Income taxes	(668)	(1)	1,198	(16)	(6)	507	(3,101)	(629)	(54)	—	—	(3,784)
Noncontrolling interests	38	113	(43)	—	19	127	3	47	3	—	57	110
Net income attributable to the Company’s stockholders	6,027	(175)	1,193	(119)	(437)	6,489	11,908	1,727	65	(4)	(418)	13,278

Sales classified by geographic destination:
Foreign market
America, except United States	390	510	30	36	15	981	545	720	20	—	—	1,285
United States	83	700	34	—	1	818	10	869	1	—	2	882
Europe	3,156	950	81	—	23	4,210	4,440	1,174	60	—	29	5,703
Middle East/Africa/Oceania	688	71	1	—	—	760	798	73	—	—	1	872
Japan	2,250	352	—	—	6	2,608	2,620	674	—	—	4	3,298
China	6,933	420	—	—	—	7,353	8,338	656	—	—	35	9,029
Asia, other than Japan and China	1,581	482	31	—	2	2,096	1,670	695	16	—	1	2,382
Brazil	2,093	71	1,575	775	149	4,663	2,780	118	1,557	804	183	5,442
	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in March 31, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,987	(78)	5,909	(2,147)	3,762	(373)	3,389	34,950	1,678	114
Pellets	1,698	(71)	1,627	(745)	882	(55)	827	2,100	97	1,265
Manganese	42	(2)	40	(32)	8	(4)	4	85	—	—
Ferroalloys	124	(12)	112	(110)	2	(15)	(13)	257	—	—
Coal	389	—	389	(397)	(8)	(59)	(67)	4,470	108	254
	8,240	(163)	8,077	(3,431)	4,646	(506)	4,140	41,862	1,883	1,633
Base Metals
Nickel and other products (a)	1,555	—	1,555	(1,242)	313	(355)	(42)	29,742	552	20
Copper (b)	220	—	220	(213)	7	(19)	(12)	4,418	235	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,578
	1,775	—	1,775	(1,455)	320	(374)	(54)	34,160	787	3,832
Fertilizers
Potash	70	(4)	66	(52)	14	(6)	8	2,369	20	—
Phosphates	548	(18)	530	(409)	121	(74)	47	7,043	73	—
Nitrogen	192	(24)	168	(165)	3	(29)	(26)	447	7	—
Others fertilizers products	19	(3)	16	—	16	—	16	315	1	—
	829	(49)	780	(626)	154	(109)	45	10,174	101	—

Logistics
Railroads	265	(52)	213	(239)	(26)	(48)	(74)	1,395	20	600
Ports	138	(15)	123	(106)	17	(16)	1	621	46	106
Ships	—	—	—	—	—	—	—	2,163	—	—
	403	(67)	336	(345)	(9)	(64)	(73)	4,179	66	706
Others	92	(6)	86	(292)	(206)	(2)	(208)	2,156	124	2,596
	11,339	(285)	11,054	(6,149)	4,905	(1,055)	3,850	92,531	2,961	8,767

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (a)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper (b)	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,492	(136)	12,356	(4,419)	7,937	(756)	7,181	33,757	2,841	106
Pellets	3,659	(127)	3,532	(1,469)	2,063	(120)	1,943	2,099	260	1,106
Manganese	105	(3)	102	(89)	13	(7)	6	77	6	—
Ferroalloys	253	(24)	229	(207)	22	(31)	(9)	173	116	—
Coal	665	—	665	(799)	(134)	(100)	(234)	4,115	550	265
	17,174	(290)	16,884	(6,983)	9,901	(1,014)	8,887	40,221	3,773	1,477
Base Metals
Nickel and other products (a)	3,099	—	3,099	(2,714)	385	(740)	(355)	29,498	1,227	25
Copper (b)	457	(2)	455	(434)	21	(36)	(15)	4,374	526	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	3,556	(2)	3,554	(3,148)	406	(776)	(370)	33,872	1,753	3,550
Fertilizers
Potash	151	(10)	141	(119)	22	(15)	7	1,425	63	—
Phosphates	1,178	(38)	1,140	(917)	223	(157)	66	7,536	93	—
Nitrogen	385	(50)	335	(299)	36	(51)	(15)	532	7	—
Others fertilizers products	38	(5)	33	—	33	—	33	338	1	—
	1,752	(103)	1,649	(1,335)	314	(223)	91	9,831	164	—

Logistics
Railroads	559	(95)	464	(509)	(45)	(92)	(137)	1,340	33	560
Ports	252	(26)	226	(178)	48	(29)	19	594	61	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	811	(121)	690	(687)	3	(121)	(118)	4,279	222	653
Others	196	(26)	170	(505)	(335)	(5)	(340)	1,900	277	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	23,489	(542)	22,947	(13,035)	9,912	(2,139)	7,773	90,103	6,189	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	16,389	(244)	16,145	(3,893)	12,252	(704)	11,548	33,602	2,436	123
Pellets	4,000	(134)	3,866	(1,618)	2,248	(67)	2,181	2,678	353	1,093
Manganese	95	(4)	91	(69)	22	(9)	13	25	1	—
Ferroalloys	307	(27)	280	(207)	73	(27)	46	321	21	—
Coal	410	—	410	(529)	(119)	(65)	(184)	3,686	606	262
	21,201	(409)	20,792	(6,316)	14,476	(872)	13,604	40,312	3,417	1,478
Base Metals
Nickel and other products (a)	4,081	—	4,081	(2,561)	1,520	(664)	856	29,801	984	13
Copper (b)	515	(18)	497	(346)	151	(42)	109	4,206	518	133
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,686
	4,979	(23)	4,956	(3,211)	1,745	(707)	1,038	34,007	1,518	3,832
Fertilizers
Potash	130	(7)	123	(135)	(12)	(25)	(37)	1,846	300	—
Phosphates	1,122	(50)	1,072	(812)	260	(149)	111	7,132	223	—
Nitrogen	366	(48)	318	(278)	40	(72)	(32)	1,592	45	—
Others fertilizers products	36	(6)	30	—	30	—	30	—	—	—
	1,654	(111)	1,543	(1,225)	318	(246)	72	10,570	568	—

Logistics
Railroads	607	(99)	508	(474)	34	(82)	(48)	1,464	102	565
Ports	197	(23)	174	(141)	33	(22)	11	739	60	—
Ships	—	—	—	—	—	—	—	1,482	163	141
	804	(122)	682	(615)	67	(104)	(37)	3,685	325	706
Others	255	(26)	229	(696)	(467)	(7)	(474)	3,103	465	2,536
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	28,893	(691)	28,202	(10,550)	17,652	(1,936)	15,716	91,677	6,293	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	June 30, 2012 (unaudited)		December 31, 2011		June 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	205	—	410	60	85	793	49	590
EuroBond Swap	—	—	—	—	5	45	4	32
Pre Dollar Swap	17	—	19	—	—	50	—	41
Treasury future	—	—	—	—	—	—	5	—
	222	—	429	60	90	888	58	663
Commodities price risk
Nickel
Fixed price program	4	—	1	—	—	—	1	—
Bunker Oil Hedge	—	—	4	—	—	—	—	—
	4	—	5	—	—	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	13	—	—	—
Strategic Nickel	96	—	161	—	8	20	—	—
Foreign exchange cash flow hedge	—	—	—	—	31	—	14	—
	96	—	161	—	52	20	14	—
Total	322	—	595	60	142	908	73	663

Effects of derivatives
	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended		Three-month period ended (unaudited)			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(407)	208	389	(199)	564	(180)	(129)	(112)	(309)	(160)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	2	—	—	—	—	—
EuroBond Swap	(36)	19	11	(17)	53	—	4	—	4	—	—	—	—	—	—
Pre Dollar Swap	(16)	12	6	(4)	8	(5)	(4)	—	(9)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	(47)	—	(47)	—	—	—	—	—	—	—	—	—	—
South African Rande Forward	—	—	2	—	2	—	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	9	—	9	—	—	(3)	—	(3)	—	—	—	—	—	—
	(459)	248	361	(211)	580	(185)	(132)	(111)	(317)	(160)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	(4)	12	4	25	(5)	6	(19)	1	(20)	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil Hedge	—	—	2	—	34	—	(4)	(15)	(4)	(23)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	8	(4)	14	4	74	(5)	2	(34)	(3)	(32)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—	—	(13)	—	—	(13)	—
Aluminum	—	—	—	—	—	—	—	—	—	50	—	—	4	—	4
Strategic Nickel	35	52	(17)	87	(50)	(36)	(52)	17	(88)	(13)	(21)	(43)	137	(64)	128
Foreign exchange cash flow hedge	—	—	—	—	—	—	—	—	—	—	(78)	52	—	(26)	14
	35	52	(17)	87	(50)	(36)	(52)	17	(88)	37	(112)	9	141	(103)	146
Total	(416)	296	358	(120)	597	(226)	(182)	(128)	(408)	(155)	(112)	9	141	(103)	146

Final maturity dates

Interest rates / Currencies	December 2019
Bunker Oil	December 2012
Nickel	December 2012

The Company and its operations (Details)	6 Months Ended
Jun. 30, 2012
Principal consolidated operating subsidiaries
Voting capital (as a percent)	51.00%
Compania Minera Miski Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumbaense Reunida S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
PT Vale Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.20%
Voting capital (as a percent)	59.20%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale International Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Coal Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Mina do Azul S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese
Vale Mocambique, S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	95.00%
Voting capital (as a percent)	95.00%
Head office location	Mozambique
Principal activity	Coal
Vale Nouvelle-Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	74.00%
Voting capital (as a percent)	74.00%
Head office location	New Caledonia
Principal activity	Nickel
Vale Oman Pelletizing Company LLC
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Oman
Principal activity	Pellets
Vale Shipping Holding PTE Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Singapure
Principal activity	Logistics

Basis of consolidation (Details)	Jun. 30, 2012
Basis of consolidation
Voting capital (as a percent)	51.00%

Basis of presentation (Details) (BRL)	Jun. 30, 2012	Dec. 31, 2011
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities	1.9893	1.8683

Major acquisitions and Disposals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended			12 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Vale Fertilizantes S.A	Dec. 31, 2010 Vale Fosfatados	Jun. 30, 2012 Vale Coal Colombia Ltd.	Jun. 30, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM)	Jun. 30, 2012 Fertilizers Businesses	Dec. 31, 2011 Fertilizers Businesses
Business acquisition
Business acquisition percentage of total capital acquired					78.92%	100.00%
Voting capital acquired (as a percent)					99.83%			10.46%
Purchase price										$ 5,795
Voting capital (as a percent)	51.00%	51.00%
Outstanding balance of the initially recognized deferred tax liability	(1,236)	(1,236)							1,236
Proceeds from other assets including future compromises							121
Gain (loss) on sale of assets	(377)	(377)	1,513				355
Ownership percentage before acquisition								96.70%
Ownership percentage after acquisition								98.30%
Non-controlling interest in Stockholders Equity	$ 1,613	$ 1,613		$ 1,894				$ 62

Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 1,375	$ 4,079	$ 8,395	$ 5,454	$ 16,266
Exchange variation (not taxable) or not deductible	368	(200)	71	168	118
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,743	3,879	8,466	5,622	16,384
Tax at Brazilian composite rate	(592)	(1,319)	(2,878)	(1,911)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	379	258	720	694
Difference on tax rates of foreign income	164	296	219	460	967
Tax incentives		90	192	90	363
Reversal/Constitution of provisions for loss of tax loss carryfoward			(141)
Other non-taxable, income/non deductible expenses	(89)	1	(57)	(88)	(238)
Income tax per consolidated statements of income	(176)			(729)
Reversal of deferred income tax	1,236			1,236
Income taxes per consolidated statements of income	1,060	(553)	(2,407)	507	(3,784)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	2,957	7,303	4,570	11,821
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,613	2,957	7,303	4,570	11,821
Tax at Brazilian composite rate	(548)	(1,006)	(2,483)	(1,554)	(4,019)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	379	258	720	694
Tax incentives		90	192	90	363
Other non-taxable, income/non deductible expenses	(46)	28	(63)	(18)	(50)
Income tax per consolidated statements of income	(253)			(762)
Reversal of deferred income tax	1,236			1,236
Income taxes per consolidated statements of income	983	(509)	(2,096)	474	(3,012)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(238)	1,122	1,092	884	4,445
Exchange variation (not taxable) or not deductible	368	(200)	71	168	118
Income before income taxes, equity results and noncontrolling interests after exchange variation	130	922	1,163	1,052	4,563
Tax at Brazilian composite rate	(44)	(313)	(395)	(358)	(1,551)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	164	296	219	460	967
Reversal/Constitution of provisions for loss of tax loss carryfoward			(141)
Other non-taxable, income/non deductible expenses	(43)	(27)	6	(70)	(188)
Income tax per consolidated statements of income	77			32
Income taxes per consolidated statements of income	$ 77	$ (44)	$ (311)	$ 32	$ (772)

Income taxes (Details 2) (Maximum)	6 Months Ended
Jun. 30, 2012 Y
Brazil
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Canada
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 272	$ 263	$ 2,623	$ 263	$ 2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken			(3,315)		(3,317)
Cumulative translation adjustments	(5)	5	(1)		60
End of the period	$ 271	$ 272	$ 372	$ 271	$ 372

Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 1,038		$ 945
Short-term investments	3,045		2,586
Cash and cash equivalents, Total	$ 4,083	$ 4,922	$ 3,531	$ 13,227	$ 11,271	$ 7,584
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months

Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,672	$ 1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
Inventory net	5,281	5,251
Provision for adjustment to market value for product nickel and manganese	$ 14	$ 9

Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2012 Sell of manganese ferroalloys operations	Jun. 30, 2012 Sell of manganese ferroalloys operations	Jun. 30, 2012 Vale Manganese France SAS	Jun. 30, 2012 Vale Manganese Norway AS
Sell manganese ferroalloys operations
Gain (loss) on sale of assets	$ (377)	$ (377)	$ 1,513	$ 22
Cash receivable under sale of business				160
Ownership (as a percent)						100.00%	100.00%
Assets held for sale
Accounts receivable					46
Recoverable taxes					6
Inventories					91
Property, plant and equipment					42
Other					2
Total					187
Liabilities associated with assets held for sale
Suppliers					20
Deferred income tax					4
Other					8
Total					$ 32

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments	$ 8,173	$ 8,767	$ 8,552	$ 8,173	$ 8,552	$ 8,093
Goodwill	2,948			2,948		3,026
Equity in earnings (losses) of investee adjustments	158	243	406	401	686
Dividends received	112	60	343	172	593
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,477	1,633	1,478	1,477	1,478
Equity in earnings (losses) of investee adjustments	186	245	339	431	597
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,212			1,212		1,109
Equity in earnings (losses) of investee adjustments	173	231	319	404	558
Dividends received	65		284	65	534
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	265	254	262	265	262	239
Equity in earnings (losses) of investee adjustments	13	14	14	27	33
Dividends received		60		60
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	333			333
Net income (loss) of the period				17
Investments	170			170		173
Equity in earnings (losses) of investee adjustments	3	6	15	9	23
Dividends received	26		22	26	22
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	248			248
Net income (loss) of the period				62
Investments	126			126		115
Equity in earnings (losses) of investee adjustments	29	2	5	31	8
Dividends received	11		20	11	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	198			198
Net income (loss) of the period				30
Investments	100			100		78
Equity in earnings (losses) of investee adjustments	8	7	8	15	18
Dividends received	10		17	10	17
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	119			119
Net income (loss) of the period				14
Investments	61			61		80
Equity in earnings (losses) of investee adjustments	1	6	15	7	25
Dividends received	18			18
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	52			52
Net income (loss) of the period				6
Investments	26			26		29
Equity in earnings (losses) of investee adjustments	(3)	3	(5)		(4)
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	1,144			1,144
Net income (loss) of the period				697
Investments	626			626		528
Goodwill	54			54		58
Equity in earnings (losses) of investee adjustments	140	209	278	349	485
Dividends received			225		475
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	58			58
Net income (loss) of the period				4
Investments	29			29		35
Equity in earnings (losses) of investee adjustments	2		2	2	4
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	91			91
Net income (loss) of the period				1
Investments	23			23		23
Equity in earnings (losses) of investee adjustments			1
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	115			115
Net income (loss) of the period				(18)
Investments	51			51		48
Equity in earnings (losses) of investee adjustments	(7)	(2)		(9)	(1)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,258			1,258
Net income (loss) of the period				134
Investments	314			314		282
Equity in earnings (losses) of investee adjustments	16	18	18	34	42
Dividends received		60		60
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(195)			(195)
Net income (loss) of the period				(26)
Investments	(49)			(49)		(43)
Equity in earnings (losses) of investee adjustments	(3)	(4)	(4)	(7)	(9)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,550	3,832	3,832	3,550	3,832
Equity in earnings (losses) of investee adjustments	3	34	(2)	37	(5)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	120			120		144
Equity in earnings (losses) of investee adjustments	4	7	1	11	3
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	233			233		234
Equity in earnings (losses) of investee adjustments	(2)	(1)	(2)	(3)	(7)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	25			25		11
Equity in earnings (losses) of investee adjustments	1			1
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,172			3,172		3,227
Equity in earnings (losses) of investee adjustments		28	50	28	50
Dividends received	47		52	47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	653			653		665
Equity in earnings (losses) of investee adjustments	15	30	33	45	69
Dividends received			7		7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,139			2,139		2,035
Equity in earnings (losses) of investee adjustments	(38)	(34)	(3)	(72)	(5)
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	354			354		429
Equity in earnings (losses) of investee adjustments	(8)	(32)	(6)	(40)	(15)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments						1
Base Metals | Others, available for sale | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments						429
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	299			299
Net income (loss) of the period				26
Investments	120			120		144
Equity in earnings (losses) of investee adjustments	4	7	1	11	3
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	467			467
Net income (loss) of the period				(6)
Investments	233			233		234
Equity in earnings (losses) of investee adjustments	(2)	(1)	(2)	(3)	(7)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6			6		6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	76			76
Net income (loss) of the period				4
Investments	19			19		4
Equity in earnings (losses) of investee adjustments	1			1
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Net equity	14,418			14,418
Net income (loss) of the period				127
Investments	3,172			3,172		3,227
Equity in earnings (losses) of investee adjustments		28	50	28	50
Dividends received	47		52	47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	278			278
Net income (loss) of the period				(42)
Investments	93			93		114
Equity in earnings (losses) of investee adjustments	(4)	(10)	(2)	(14)	(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	46.75%			46.75%
Participation in capital, total (as a percent)	47.59%			47.59%
Net equity	1,182			1,182
Net income (loss) of the period				126
Investments	560			560		551
Equity in earnings (losses) of investee adjustments	19	40	35	59	71
Dividends received			7		7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	352			352
Net income (loss) of the period				30
Investments	176			176		161
Equity in earnings (losses) of investee adjustments	9	6	7	15	13
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	903			903
Net income (loss) of the period				(3)
Investments	452			452		267
Equity in earnings (losses) of investee adjustments	(1)	(1)		(2)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,623			5,623
Net income (loss) of the period				(317)
Investments	1,511			1,511		1,607
Equity in earnings (losses) of investee adjustments	(46)	(39)	(10)	(85)	(18)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%			9.00%
Participation in capital, total (as a percent)	9.00%			9.00%
Net equity	721			721
Net income (loss) of the period				(11)
Investments	65			65		75
Equity in earnings (losses) of investee adjustments	(1)			(1)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%			52.77%
Participation in capital, total (as a percent)	52.77%			52.77%
Net equity	188			188
Net income (loss) of the period				(76)
Investments	110			110		145
Equity in earnings (losses) of investee adjustments	(8)	(32)	(6)	(40)	(15)
Base Metals | Others | Nickel
Investments in affiliated companies and joint ventures
Investments						1
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	179			179		209
Equity in earnings (losses) of investee adjustments	$ 1			$ 1

Short-term debt (Details)	Jun. 30, 2012
Short-term debt
Average annual interest rate on short-term borrowings from commercial banks for export financing (as a percent)	2.03%

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term debt
Long-term debt, current	$ 1,503	$ 1,495
Long-term debt, noncurrent	23,432	21,538
Foreign
Long-term debt
US dollars, current	788	496
US dollars, noncurrent	3,588	2,693
Others, current	54	9
Others, noncurrent	252	52
Fixed Rate Notes - US dollar denominated, current		410
Fixed Rate Notes - US dollar denominated, noncurrent	11,378	10,073
Fixed Rate Notes - EUR denominated, noncurrent	944	970
Accrued charges, current	254	221
Long-term debt, current	1,096	1,136
Long-term debt, noncurrent	16,162	13,788
Brazil
Long-term debt
Accrued charges, current	85	112
Long-term debt, current	406	359
Long-term debt, noncurrent	7,270	7,750
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	321	247
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,895	5,245
Non-convertible debentures, noncurrent	$ 2,375	$ 2,505

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2013	$ 2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
Long-term debt, noncurrent	$ 23,432	$ 21,538

Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Annual interest rates on long-term debt
Long-term debt	$ 24,935
Average cost of derivative transactions (as a percent)	3.12%
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	7.10%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	4,979
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	4,551
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	8,780
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	4,991
Average cost of all derivative transactions (as a percent)	2.86%
Total cost of derivative transactions	5,879
Amount which includes above original interest rate	4,698
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	1,105
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	$ 529

Long-term debt (Details 4) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended					6 Months Ended		6 Months Ended				1 Months Ended
	Jun. 30, 2012 USD ($) rate	Mar. 31, 2012 rate	Jun. 30, 2011 rate	Jun. 30, 2012 USD ($) rate	Jun. 30, 2011 rate	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Jun. 30, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Jun. 30, 2012 2nd Series CDI	Jun. 30, 2012 2nd Series IGP-DI	Jun. 30, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)									400,000				5
Outstanding (in debentures)									400,000				5
Reference rate for variable interest rate				LIBOR							100% CDI	IGP-DI
Non-convertible debentures, margin rate (as a percent)											0.25%	6.50%
Balance	$ 2,394			$ 2,394		$ 2,531			$ 2,030	$ 2,167			$ 364	$ 364
Long-term portion							2,375	2,505
Accrued charges							19	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	3.00%	3.00%
IGP-M - General Price Index - Market (in rates)	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar (in rates)	(8.6)	2	4.2	(6.6)	6.5
Notes issued															$ 1,250	$ 1,000	$ 919	€ 750
Sale price of bonds as percentage of face value															101.35%	98.80%
Coupon rate of the bond issued (as a percent)															4.38%	4.38%	3.75%	3.75%
Issue price (as a percent)																	99.61%	99.61%

Long-term debt (Details 5)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Jun. 30, 2012 BNDES - equipment finance USD ($)	Jun. 30, 2012 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Jun. 30, 2012 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) Y carrier	Jun. 30, 2012 Export Import Bank of China and the Bank of China Limited USD ($)	Jun. 30, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2012 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) shipyard carrier capesize	Jun. 30, 2012 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum			$ 1,000,000,000					$ 4,000,000,000	7,300,000,000	$ 5,000,000,000				$ 1,229,000,000							$ 530,000,000
Amount withdrawn under credit facility		675,000,000		1,432,000,000	2,849,000,000							300,000,000			712,000,000	322,000,000	641,000,000					265,000,000
Line of credit repayment term (in years)														13
Construction schedule, period for disbursing funds (in years)														3
Number of shipyards																					2
Amount available for investments from the facility																				3,000,000,000
Export facility agreement through PT International											2,000,000,000		3,000,000,000
Secured Debt	1,088,000,000
Number of ore carriers acquired through financing																					5
Number of capesizes bulkers acquired through financing																					2
Number of ore carriers build through financing														12
Increased borrowing capacity under the facility						$ 52,000,000	103,000,000											$ 389,000,000	774,000,000

Stockholders' equity (Details) (USD $)	1 Months Ended			6 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Nov. 30, 2011	Jun. 30, 2012 vote
Stockholders' equity
Number of Votes per common and preferred class A stock share per person				1
Number of preferred special shares held with The Brazilian Government				12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)				25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)				25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital				6.00%
Dividend percentage for preferred stockholders if greater than 6%				3.00%
Approval of interest on capital		$ 3,000,000,000
Approval of interest on capital per outstanding share (in dollars per share)		$ 0.588547644
Debt conversion
Aggregate purchase price of shares repurchased			3,000,000,000
Number of treasury stocks used for conversion (in shares)	56,081,560
Adjustments in additional paid in capital related to note conversion	$ (251,000,000)
Preferred Class A
Debt conversion
Shares acquired			81,451,900
Shares acquired average purchase price (in dollars per share)			$ 24.09
Number of converted shares	40,241,968
Common stock
Debt conversion
Shares acquired			39,536,080
Shares acquired average purchase price (in dollars per share)			$ 26.25
Number of converted shares	15,839,592

Stockholders' equity (Details 2) (USD $)	1 Months Ended
May 31, 2012
Vale - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.463648
Vale P - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.692869

Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per share attributable to Company's stockholders:
Net income attributable to the Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share
Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Weighted Average Number of Shares, Treasury Stock		65,701	65,701		65,701
Total (in shares)	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279
Earnings per preferred share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.5
Earnings per common share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.5
Earnings per convertible note linked to preferred share (in dollars per share)		$ 0.97	$ 1.71		$ 3.38
Earnings per convertible note linked to common share (in dollars per share)		$ 1.03	$ 1.79		$ 3.53
Common stock
Earnings per share
Income available to convertible notes		14	23		47
Weighted average number of shares outstanding	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Weighted Average Number of Shares, Treasury Stock		18,416	18,416		18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes		$ 35	$ 57		$ 118
Weighted average number of shares outstanding	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted Average Number of Shares, Treasury Stock		47,285	47,285		47,285

Pension plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Overfunded pension plans	Mar. 31, 2012 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Jun. 30, 2012 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Mar. 31, 2012 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Jun. 30, 2012 Underfunded other benefits	Mar. 31, 2012 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits	Jun. 30, 2012 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits
Pension plans
Expected employer contributions		$ 262
Contributions made by the employer	151
Pension costs
Service cost - benefits earned during the period			7	8		15		17	15	19	32	39	8	9	8	17	16
Interest cost on projected benefit obligation			114	129	103	243	201	63	65	106	128	210	25	27	26	52	51
Expected return on assets			(203)	(229)	(175)	(432)	(341)	(63)	(65)	(99)	(128)	(192)
Amortizations and (gain) / loss								12	10	6	22	15	(2)	(2)	(4)	(4)	(8)
Net deferral															(3)
Net periodic pension cost (credit)			$ (82)	$ (92)	$ (72)	$ (174)	$ (140)	$ 29	$ 25	$ 32	$ 54	$ 72	$ 31	$ 34	$ 27	$ 65	$ 59

Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	4,879,815	3,012,538
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period (in years)	3 years
Recognized liability under long-term incentive compensation plan	66	109

Commitments and contingencies (Details) (Vale New Caledonia S.A.S., USD $)	6 Months Ended
Jun. 30, 2012
Option to purchase shares of VNC | Sumic
Description of put option and other commitments
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC	21.00%
Lowest level of shares to be sold (as a percent of shares owned)	25.00%
Medium level of shares to be sold (as a percent of shares owned)	50.00%
Highest level of shares to be sold (as a percent of shares owned)	100.00%
Put option exercise description	$ 4,600,000,000
Bank Guarantee
Description of put option and other commitments
Letters of credit and guarantees	$ 743,000,000

Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended
	Apr. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) debenture	Jun. 30, 2011 USD ($)	Jun. 30, 2012 BRL	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Jun. 30, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Jun. 30, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Jun. 30, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)
Provision for contingencies and the related judicial deposits
Provision for contingencies		$ 1,748			$ 1,748			$ 1,686	$ 791	$ 751	$ 267	$ 248	$ 656	$ 654	$ 34	$ 33
Judicial deposits		1,531			1,531			1,464	900	895	199	151	427	413	5	5
Contingencies settled and recognized provisions
Contingencies settled		27	13	130
Recognized provision, Classified as other operating expenses		224	99	176
Loss contingency having no provision, estimate of possible loss		21,318			21,318			22,449
Debentures
Number of debentures issued					388,559,056
Par value of debentures issued (in BRL cents per debenture)							0.01
Carrying value of debentures		1,410			1,410			1,336
Debentures remuneration paid	6
Changes in the provisions for asset retirement obligations
Beginning of period	1,862	1,862	1,770	1,368	1,770	1,368
Accretion expense		49	34	30	83	71
Liabilities settled in the current period			(4)	(20)	(4)	(30)
Revisions in estimated cash flows		3	29	(10)	32	(73)
Cumulative translation adjustment		(100)	33	42	(67)	74
End of period		1,814	1,862	1,410	1,814	1,410
Current liabilities		41	69	56	41	56		73
Non-current liabilities		1,773	1,793	1,354	1,773	1,354		1,697
Total		$ 1,814	$ 1,862	$ 1,410	$ 1,814	$ 1,410

Other expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other expenses
Other operating expenses	$ 604	$ 686	$ 724	$ 1,290	$ 1,144
Pre operational expenses	146	107	143	253	173
Loss of materials	26	21	0	47	34
Idle capacity and stoppage operations expenses	$ 178	$ 212	$ 202	$ 390	$ 304

Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Recurring basis Carrying Amount	Dec. 31, 2011 Recurring basis Carrying Amount	Jun. 30, 2012 Recurring basis Fair value	Dec. 31, 2011 Recurring basis Fair value	Jun. 30, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1	Jun. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		$ 6	$ 7	$ 6	$ 7	$ 6	$ 7
Unrealized losses on derivatives		(728)	(81)	(728)	(81)			(728)	(81)
Debentures		$ (1,410)	$ (1,336)	$ (1,410)	$ (1,336)			$ (1,410)	$ (1,336)

Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Estimated fair value measurement
Long-term debt less accrued charges	$ (24,935)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	341	333
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(24,594)	(22,700)
Perpetual Notes	(81)	(80)
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(26,724)	(24,312)
Perpetual Notes	(81)	(80)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(20,155)	(18,181)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(6,569)	(6,131)
Perpetual Notes	$ (81)	$ (80)

Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Results by segment
Gross revenues	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
Cost and expenses	(6,407)	(6,135)	(6,256)	(12,542)	(12,049)
Research and development	(359)	(299)	(363)	(658)	(705)
Depreciation, depletion and amortization	(1,084)	(1,055)	(979)	(2,139)	(1,936)
Loss on sale of assets	(377)			(377)	1,513
Operating income	3,923	3,850	7,747	7,773	15,716
Total non-operating income (expenses)	(2,548)	229	648	(2,319)	550
Equity in results of affiliates and joint ventures and others investments	158	243	406	401	686
Income taxes	1,060	(553)	(2,407)	507	(3,784)
Net income (loss) attributable to noncontrolling interests	69	58	58	127	110
Net income attributable to the Company's stockholders	2,662	3,827	6,452	6,489	13,278
Bulk Material
Results by segment
Gross revenues	8,934	8,240	11,682	17,174	21,201
Cost and expenses	(3,509)	(3,455)	(3,449)	(6,964)	(6,483)
Research and development	(170)	(139)	(130)	(309)	(242)
Depreciation, depletion and amortization	(508)	(506)	(438)	(1,014)	(872)
Loss on sale of assets	(377)			(377)
Operating income	4,370	4,140	7,665	8,510	13,604
Total non-operating income (expenses)	(2,504)	220	840	(2,284)	805
Equity in results of affiliates and joint ventures and others investments	186	245	339	431	597
Income taxes	(164)	(504)	(2,120)	(668)	(3,101)
Net income (loss) attributable to noncontrolling interests	24	14	1	38	3
Net income attributable to the Company's stockholders	1,912	4,115	6,725	6,027	11,908
Base Metals
Results by segment
Gross revenues	1,781	1,775	2,230	3,556	4,979
Cost and expenses	(1,573)	(1,359)	(1,528)	(2,932)	(3,062)
Research and development	(122)	(96)	(98)	(218)	(172)
Depreciation, depletion and amortization	(402)	(374)	(350)	(776)	(707)
Loss on sale of assets					1,513
Operating income	(316)	(54)	254	(370)	2,551
Total non-operating income (expenses)	41	5	(210)	46	(237)
Equity in results of affiliates and joint ventures and others investments	3	34	(2)	37	(5)
Income taxes	14	(15)	(228)	(1)	(629)
Net income (loss) attributable to noncontrolling interests	54	59	33	113	47
Net income attributable to the Company's stockholders	(204)	29	(153)	(175)	1,727
Fertilizers
Results by segment
Gross revenues	923	829	867	1,752	1,654
Cost and expenses	(740)	(660)	(658)	(1,400)	(1,302)
Research and development	(23)	(15)	(16)	(38)	(34)
Depreciation, depletion and amortization	(114)	(109)	(129)	(223)	(246)
Operating income	46	45	64	91	72
Total non-operating income (expenses)	(57)	4	29	(53)	44
Income taxes	1,209	(11)	(57)	1,198	(54)
Net income (loss) attributable to noncontrolling interests	(25)	(18)	(1)	(43)	3
Net income attributable to the Company's stockholders	1,173	20	35	1,193	65
Logistic
Results by segment
Gross revenues	408	403	476	811	804
Cost and expenses	(394)	(411)	(396)	(805)	(686)
Research and development	(2)	(1)	(30)	(3)	(51)
Depreciation, depletion and amortization	(57)	(64)	(60)	(121)	(104)
Operating income	(45)	(73)	(10)	(118)	(37)
Total non-operating income (expenses)	(21)	(9)	(17)	(30)	(36)
Equity in results of affiliates and joint ventures and others investments	15	30	33	45	69
Income taxes	3	(19)	(2)	(16)
Net income attributable to the Company's stockholders	(48)	(71)	4	(119)	(4)
Others
Results by segment
Gross revenues	104	92	90	196	255
Cost and expenses	(191)	(250)	(225)	(441)	(516)
Research and development	(42)	(48)	(89)	(90)	(206)
Depreciation, depletion and amortization	(3)	(2)	(2)	(5)	(7)
Operating income	(132)	(208)	(226)	(340)	(474)
Total non-operating income (expenses)	(7)	9	6	2	(26)
Equity in results of affiliates and joint ventures and others investments	(46)	(66)	36	(112)	25
Income taxes	(2)	(4)		(6)
Net income (loss) attributable to noncontrolling interests	16	3	25	19	57
Net income attributable to the Company's stockholders	$ (171)	$ (266)	$ (159)	$ (437)	$ (418)

Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Sales classified by geographic destination:
Gross revenues	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
America, except United States
Sales classified by geographic destination:
Gross revenues	484	497	558	981	1,285
United States
Sales classified by geographic destination:
Gross revenues	410	408	406	818	882
Europe
Sales classified by geographic destination:
Gross revenues	2,321	1,889	3,068	4,210	5,703
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	393	367	416	760	872
Japan
Sales classified by geographic destination:
Gross revenues	1,273	1,335	1,789	2,608	3,298
China
Sales classified by geographic destination:
Gross revenues	3,802	3,551	5,005	7,353	9,029
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,155	941	1,198	2,096	2,382
Brazil
Sales classified by geographic destination:
Gross revenues	2,312	2,351	2,905	4,663	5,442
Bulk Material
Sales classified by geographic destination:
Gross revenues	8,934	8,240	11,682	17,174	21,201
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	207	183	298	390	545
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	54	29	5	83	10
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,799	1,357	2,415	3,156	4,440
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	373	315	361	688	798
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,067	1,183	1,488	2,250	2,620
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	3,538	3,395	4,680	6,933	8,338
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	921	660	899	1,581	1,670
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	975	1,118	1,536	2,093	2,780
Base Metals
Sales classified by geographic destination:
Gross revenues	1,781	1,775	2,230	3,556	4,979
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	256	254	258	510	720
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	344	356	400	700	869
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	475	475	601	950	1,174
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	19	52	55	71	73
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	202	150	299	352	674
Base Metals | China
Sales classified by geographic destination:
Gross revenues	264	156	325	420	656
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	219	263	290	482	695
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	2	69	2	71	118
Fertilizers
Sales classified by geographic destination:
Gross revenues	923	829	867	1,752	1,654
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	17	13	2	30	20
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	12	22	1	34	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	37	44	41	81	60
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1			1
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	15	16	8	31	16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	841	734	815	1,575	1,557
Logistic
Sales classified by geographic destination:
Gross revenues	408	403	476	811	804
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues		36		36
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	408	367	476	775	804
Others
Sales classified by geographic destination:
Gross revenues	104	92	90	196	255
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	4	11		15
Others | United States
Sales classified by geographic destination:
Gross revenues		1		1	2
Others | Europe
Sales classified by geographic destination:
Gross revenues	10	13	11	23	29
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues					1
Others | Japan
Sales classified by geographic destination:
Gross revenues	4	2	2	6	4
Others | China
Sales classified by geographic destination:
Gross revenues					35
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		2	1	2	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 86	$ 63	$ 76	$ 149	$ 183

Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Operating segment
Revenue	$ 12,150	$ 11,339	$ 15,345	$ 23,489	$ 28,893
Taxes on revenues	(257)	(285)	(356)	(542)	(691)
Net operating revenues	11,893	11,054	14,989	22,947	28,202
Costs and expenses	(6,886)	(6,149)	(6,263)	(13,035)	(10,550)
Operating profit	5,007	4,905	8,726	9,912	17,652
Depreciation, depletion and amortization	(1,084)	(1,055)	(979)	(2,139)	(1,936)
Operating income	3,923	3,850	7,747	7,773	15,716
Property, plant and equipment, net	90,103	92,531	91,677	90,103	91,677	88,895
Additions to property, plant and equipment	3,228	2,961	3,480	6,189	6,293
Investments	8,173	8,767	8,552	8,173	8,552	8,093
Bulk Material
Operating segment
Revenue	8,934	8,240	11,682	17,174	21,201
Taxes on revenues	(127)	(163)	(224)	(290)	(409)
Net operating revenues	8,807	8,077	11,458	16,884	20,792
Costs and expenses	(3,552)	(3,431)	(3,355)	(6,983)	(6,316)
Operating profit	5,255	4,646	8,103	9,901	14,476
Depreciation, depletion and amortization	(508)	(506)	(438)	(1,014)	(872)
Operating income	4,747	4,140	7,665	8,887	13,604
Property, plant and equipment, net	40,221	41,862	40,312	40,221	40,312
Additions to property, plant and equipment	1,890	1,883	1,488	3,773	3,417
Investments	1,477	1,633	1,478	1,477	1,478
Bulk Material | Iron ore
Operating segment
Revenue	6,505	5,987	9,102	12,492	16,389
Taxes on revenues	(58)	(78)	(134)	(136)	(244)
Net operating revenues	6,447	5,909	8,968	12,356	16,145
Costs and expenses	(2,272)	(2,147)	(2,157)	(4,419)	(3,893)
Operating profit	4,175	3,762	6,811	7,937	12,252
Depreciation, depletion and amortization	(383)	(373)	(347)	(756)	(704)
Operating income	3,792	3,389	6,464	7,181	11,548
Property, plant and equipment, net	33,757	34,950	33,602	33,757	33,602
Additions to property, plant and equipment	1,163	1,678	1,259	2,841	2,436
Investments	106	114	123	106	123
Bulk Material | Pellets
Operating segment
Revenue	1,961	1,698	2,122	3,659	4,000
Taxes on revenues	(56)	(71)	(73)	(127)	(134)
Net operating revenues	1,905	1,627	2,049	3,532	3,866
Costs and expenses	(724)	(745)	(778)	(1,469)	(1,618)
Operating profit	1,181	882	1,271	2,063	2,248
Depreciation, depletion and amortization	(65)	(55)	(31)	(120)	(67)
Operating income	1,116	827	1,240	1,943	2,181
Property, plant and equipment, net	2,099	2,100	2,678	2,099	2,678
Additions to property, plant and equipment	163	97		260	353
Investments	1,106	1,265	1,093	1,106	1,093
Bulk Material | Manganese
Operating segment
Revenue	63	42	52	105	95
Taxes on revenues	(1)	(2)	(2)	(3)	(4)
Net operating revenues	62	40	50	102	91
Costs and expenses	(57)	(32)	(48)	(89)	(69)
Operating profit	5	8	2	13	22
Depreciation, depletion and amortization	(3)	(4)	(4)	(7)	(9)
Operating income	2	4	(2)	6	13
Property, plant and equipment, net	77	85	25	77	25
Additions to property, plant and equipment	6		1	6	1
Bulk Material | Ferroalloys
Operating segment
Revenue	129	124	150	253	307
Taxes on revenues	(12)	(12)	(15)	(24)	(27)
Net operating revenues	117	112	135	229	280
Costs and expenses	(97)	(110)	(96)	(207)	(207)
Operating profit	20	2	39	22	73
Depreciation, depletion and amortization	(16)	(15)	(16)	(31)	(27)
Operating income	4	(13)	23	(9)	46
Property, plant and equipment, net	173	257	321	173	321
Additions to property, plant and equipment	116		10	116	21
Bulk Material | Coal
Operating segment
Revenue	276	389	256	665	410
Net operating revenues	276	389	256	665	410
Costs and expenses	(402)	(397)	(276)	(799)	(529)
Operating profit	(126)	(8)	(20)	(134)	(119)
Depreciation, depletion and amortization	(41)	(59)	(40)	(100)	(65)
Operating income	(167)	(67)	(60)	(234)	(184)
Property, plant and equipment, net	4,115	4,470	3,686	4,115	3,686
Additions to property, plant and equipment	442	108	218	550	606
Investments	265	254	262	265	262	239
Base Metals
Operating segment
Revenue	1,781	1,775	2,230	3,556	4,979
Taxes on revenues	(2)		(1)	(2)	(23)
Net operating revenues	1,779	1,775	2,229	3,554	4,956
Costs and expenses	(1,693)	(1,455)	(1,625)	(3,148)	(3,211)
Operating profit	86	320	604	406	1,745
Depreciation, depletion and amortization	(402)	(374)	(350)	(776)	(707)
Operating income	(316)	(54)	254	(370)	1,038
Property, plant and equipment, net	33,872	34,160	34,007	33,872	34,007
Additions to property, plant and equipment	966	787	961	1,753	1,518
Investments	3,550	3,832	3,832	3,550	3,832
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	1,544	1,555	1,966	3,099	4,081
Net operating revenues	1,544	1,555	1,966	3,099	4,081
Costs and expenses	(1,472)	(1,242)	(1,411)	(2,714)	(2,561)
Operating profit	72	313	555	385	1,520
Depreciation, depletion and amortization	(385)	(355)	(326)	(740)	(664)
Operating income	(313)	(42)	229	(355)	856
Property, plant and equipment, net	29,498	29,742	29,801	29,498	29,801
Additions to property, plant and equipment	675	552	613	1,227	984
Investments	25	20	13	25	13
Base Metals | Copper concentrate
Operating segment
Revenue	237	220	264	457	515
Taxes on revenues	(2)		(1)	(2)	(18)
Net operating revenues	235	220	263	455	497
Costs and expenses	(221)	(213)	(214)	(434)	(346)
Operating profit	14	7	49	21	151
Depreciation, depletion and amortization	(17)	(19)	(24)	(36)	(42)
Operating income	(3)	(12)	25	(15)	109
Property, plant and equipment, net	4,374	4,418	4,206	4,374	4,206
Additions to property, plant and equipment	291	235	348	526	518
Investments	233	234	133	233	133
Base Metals | Aluminum products.
Operating segment
Revenue					383
Taxes on revenues					(5)
Net operating revenues					378
Costs and expenses					(304)
Operating profit					74
Depreciation, depletion and amortization					(1)
Operating income					73
Additions to property, plant and equipment					16
Investments	3,292	3,578	3,686	3,292	3,686
Fertilizers
Operating segment
Revenue	923	829	867	1,752	1,654
Taxes on revenues	(54)	(49)	(53)	(103)	(111)
Net operating revenues	869	780	814	1,649	1,543
Costs and expenses	(709)	(626)	(621)	(1,335)	(1,225)
Operating profit	160	154	193	314	318
Depreciation, depletion and amortization	(114)	(109)	(129)	(223)	(246)
Operating income	46	45	64	91	72
Property, plant and equipment, net	9,831	10,174	10,570	9,831	10,570
Additions to property, plant and equipment	63	101	434	164	568
Fertilizers | Potash
Operating segment
Revenue	81	70	68	151	130
Taxes on revenues	(6)	(4)	(3)	(10)	(7)
Net operating revenues	75	66	65	141	123
Costs and expenses	(67)	(52)	(66)	(119)	(135)
Operating profit	8	14	(1)	22	(12)
Depreciation, depletion and amortization	(9)	(6)	(18)	(15)	(25)
Operating income	(1)	8	(19)	7	(37)
Property, plant and equipment, net	1,425	2,369	1,846	1,425	1,846
Additions to property, plant and equipment	43	20	293	63	300
Fertilizers | Phosphates
Operating segment
Revenue	630	548	586	1,178	1,122
Taxes on revenues	(20)	(18)	(22)	(38)	(50)
Net operating revenues	610	530	564	1,140	1,072
Costs and expenses	(508)	(409)	(404)	(917)	(812)
Operating profit	102	121	160	223	260
Depreciation, depletion and amortization	(83)	(74)	(62)	(157)	(149)
Operating income	19	47	98	66	111
Property, plant and equipment, net	7,536	7,043	7,132	7,536	7,132
Additions to property, plant and equipment	20	73	96	93	223
Fertilizers | Nitrogen
Operating segment
Revenue	193	192	194	385	366
Taxes on revenues	(26)	(24)	(25)	(50)	(48)
Net operating revenues	167	168	169	335	318
Costs and expenses	(134)	(165)	(151)	(299)	(278)
Operating profit	33	3	18	36	40
Depreciation, depletion and amortization	(22)	(29)	(49)	(51)	(72)
Operating income	11	(26)	(31)	(15)	(32)
Property, plant and equipment, net	532	447	1,592	532	1,592
Additions to property, plant and equipment		7	45	7	45
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	19	19	19	38	36
Taxes on revenues	(2)	(3)	(3)	(5)	(6)
Net operating revenues	17	16	16	33	30
Operating profit	17	16	16	33	30
Operating income	17	16	16	33	30
Property, plant and equipment, net	338	315		338
Additions to property, plant and equipment		1		1
Logistic
Operating segment
Revenue	408	403	476	811	804
Taxes on revenues	(54)	(67)	(68)	(121)	(122)
Net operating revenues	354	336	408	690	682
Costs and expenses	(342)	(345)	(358)	(687)	(615)
Operating profit	12	(9)	50	3	67
Depreciation, depletion and amortization	(57)	(64)	(60)	(121)	(104)
Operating income	(45)	(73)	(10)	(118)	(37)
Property, plant and equipment, net	4,279	4,179	3,685	4,279	3,685
Additions to property, plant and equipment	156	66	229	222	325
Investments	653	706	706	653	706
Logistic | Railroads
Operating segment
Revenue	294	265	357	559	607
Taxes on revenues	(43)	(52)	(54)	(95)	(99)
Net operating revenues	251	213	303	464	508
Costs and expenses	(270)	(239)	(277)	(509)	(474)
Operating profit	(19)	(26)	26	(45)	34
Depreciation, depletion and amortization	(44)	(48)	(45)	(92)	(82)
Operating income	(63)	(74)	(19)	(137)	(48)
Property, plant and equipment, net	1,340	1,395	1,464	1,340	1,464
Additions to property, plant and equipment	13	20	66	33	102
Investments	560	600	565	560	565
Logistic | Ports
Operating segment
Revenue	114	138	119	252	197
Taxes on revenues	(11)	(15)	(14)	(26)	(23)
Net operating revenues	103	123	105	226	174
Costs and expenses	(72)	(106)	(81)	(178)	(141)
Operating profit	31	17	24	48	33
Depreciation, depletion and amortization	(13)	(16)	(15)	(29)	(22)
Operating income	18	1	9	19	11
Property, plant and equipment, net	594	621	739	594	739
Additions to property, plant and equipment	15	46	23	61	60
Investments	93	106		93
Logistic | Ships
Operating segment
Property, plant and equipment, net	2,345	2,163	1,482	2,345	1,482
Additions to property, plant and equipment	128		140	128	163
Investments			141		141
Others
Operating segment
Revenue	104	92	90	196	255
Taxes on revenues	(20)	(6)	(10)	(26)	(26)
Net operating revenues	84	86	80	170	229
Costs and expenses	(213)	(292)	(304)	(505)	(696)
Operating profit	(129)	(206)	(224)	(335)	(467)
Depreciation, depletion and amortization	(3)	(2)	(2)	(5)	(7)
Operating income	(132)	(208)	(226)	(340)	(474)
Property, plant and equipment, net	1,900	2,156	3,103	1,900	3,103
Additions to property, plant and equipment	153	124	368	277	465
Investments	2,493	2,596	2,536	2,493	2,536
Gain on Sale of Assets
Operating segment
Costs and expenses					1,513
Operating profit					1,513
Operating income					$ 1,513

Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Dec. 31, 2011 Long-term Assets	Jun. 30, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Jun. 30, 2012 Long-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Jun. 30, 2012 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Bunker Oil Hedge Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Jun. 30, 2012 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Jun. 30, 2012 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 322	$ 595	$ 60					$ 96	$ 161					$ 96	$ 161					$ 222	$ 429	$ 60					$ 205	$ 410	$ 60									$ 17	$ 19				$ 4	$ 5		$ 4	$ 1		$ 4
Derivative liabilities					$ 142	$ 73	$ 908	$ 663			$ 52	$ 14	$ 20	$ 13			$ 8	$ 20	$ 31	$ 14				$ 90	$ 58	$ 888	$ 663				$ 85	$ 49	$ 793	$ 590	$ 5	$ 4	$ 45	$ 32			$ 50	$ 41	$ 5			$ 1			$ 1

Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ (416)	$ 296	$ 358	$ (120)	$ 597
Financial settlement (Inflows)/ Outflows	(226)	(182)	(128)	(408)	(155)
Amount of gain or (loss) recognized in OCI	(112)	9	141	(103)	146
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	35	52	(17)	87	(50)
Financial settlement (Inflows)/ Outflows	(36)	(52)	17	(88)	37
Amount of gain or (loss) recognized in OCI	(112)	9	141	(103)	146
Designated | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					50
Amount of gain or (loss) recognized in OCI			4		4
Designated | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized in OCI	(13)			(13)
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	35	52	(17)	87	(50)
Financial settlement (Inflows)/ Outflows	(36)	(52)	17	(88)	(13)
Amount of gain or (loss) recognized in OCI	(21)	(43)	137	(64)	128
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized in OCI	(78)	52		(26)	14
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(459)	248	361	(211)	580
Financial settlement (Inflows)/ Outflows	(185)	(132)	(111)	(317)	(160)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(407)	208	389	(199)	564
Financial settlement (Inflows)/ Outflows	(180)	(129)	(112)	(309)	(160)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows			1		2
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(36)	19	11	(17)	53
Financial settlement (Inflows)/ Outflows		4		4
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(16)	12	6	(4)	8
Financial settlement (Inflows)/ Outflows	(5)	(4)		(9)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(47)		(47)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			2		2
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows					(2)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		9		9
Financial settlement (Inflows)/ Outflows		(3)		(3)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(4)	14	4	74
Financial settlement (Inflows)/ Outflows	(5)	2	(34)	(3)	(32)
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(4)	12	4	25
Financial settlement (Inflows)/ Outflows	(5)	6	(19)	1	(20)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					15
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					7
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			2		34
Financial settlement (Inflows)/ Outflows		(4)	(15)	(4)	(23)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					$ (7)

Derivative financial instruments (Details 3) (Interest rates / Currencies)	6 Months Ended
Jun. 30, 2012
Derivative
Maturity dates	Dec 31, 2019
Bunker Oil Hedge
Derivative
Maturity dates	Dec 31, 2012
Nickel
Derivative
Maturity dates	Dec 31, 2012